UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10303

Buffalo Funds

(Exact name of registrant as specified in charter)

5420 W. 61st Place

Shawnee Mission, KS 66205

(Address of principal executive offices) (Zip code)

Kent W. Gasaway

5420 W. 61st Place

Shawnee Mission, KS 66205

(Name and address of agent for service)

(913) 384-1513

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period: September 30, 2011

Item1. Reports to Stockholders.

Semi-Annual*Report*

Buffalo*Funds*

September 30, 2011

                                    [GRAPHIC]
    Message to Our Shareholders

(Unaudited)

W

e are currently two years into recovery following the 2008-09 recession, and while U.S. Gross Domestic Product growth has been far from robust, it has not been terribly dissimilar from the previous two recessions. We believe the real issue today is confidence, both consumer and business. It is lower today than at the same point in previous recoveries. This low confidence appears to have the stock market fearful that businesses and consumers will further downshift their hiring and spending plans, resulting in dizzying daily volatility in the market, statistically similar to that experienced during the 2008-09 near-collapse of the financial system.

The current bout of extreme volatility started when the debt ceiling limit and deadline became embroiled in partisan politics and the U.S. Treasury almost ran out of money as a result. It has continued through today as a result of the European Union’s inability to decide how to keep Greece afloat, the Euro intact, and European banks adequately capitalized. Sadly, it will likely continue into the 4th quarter as eyes will again shift to Washington and the late November deadline for a special committee to cut future budget deficits. It seems that many individual investors have decided to sit on the sidelines until stability returns. This likely contributed to the sharp 13.9% decline in the S&P 500 index for the third quarter.

We believe that forward expectations for the U.S. economy and for political leadership are now so low that any unexpected positive news will likely send the market upward. At this point we have more faith in the likely actions and common sense of consumers and businesses than politicians. We believe businesses and consumers generally make spending decisions based on real observations rather than forecasts of “what could happen.” Relative to 2008-09, the current situation for the U.S. consumer is much improved. The overall job and housing markets appear stable to slightly improving, auto sales are much higher, total personal income has grown steadily for two years, consumer debt is lower, interest rates are at all-time lows and gasoline prices have begun to recede. The current trends seem to point to a consumer that may continue to increase spending, albeit cautiously, rather than contract.

For businesses, the backdrop appears even brighter. Corporate profits are near all-time highs, corporate balance sheets are flush with record cash, and exports and manufacturing have been strong. Banks stand ready to make business loans, wage inflation is very low and commodity prices are well down from their highs. Corporate America is arguably near its most productive and profitable point in history. In our opinion, this backdrop points to a likely scenario of continued modest hiring.

Just as the market seems to have given up on the momentum of the U.S. economic recovery, businesses and investors also seem to have very low expectations for any political success in Europe and Washington. We must admit to our own doubts. However, there are solutions that would be viewed as real progress, to help alleviate uncertainty and provide a huge boost to confidence. In our mind, these are some key ingredients that may lead to a substantial and sustained stock market rally in the U.S. and globally into 2012 and beyond.

While the recent volatility is unsettling, it does create potential opportunities for the patient, long-term investor. Much like 2008-09, the stocks of many premier companies have been, in our view, “on fire sale” in the past few months. These companies, in many cases, have stronger financials than the U.S. government, yet higher dividend yields than U.S. Treasury bonds. They survived and have prospered post 2008-09. We do not believe that they will go out of business or cut their dividends under virtually any economic or political scenario. These are the types of companies that we seek.

As always, and particularly in times like these, we appreciate your loyalty and patience.

Sincerely,

Kent W. Gasaway

President

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results. Mutual fund investing involves risk. Principal loss is possible. The opinions expressed above are those of the author, as subject to change and are not guaranteed. Please see the following Semi-Annual Report for the Funds’ holding information.

Quasar Distributors, LLC, distributor.

    Investment Results

Total Returns as of September 30, 2011 (Unaudited)

			AVERAGE ANNUAL
	GROSS EXPENSE RATIO *	SIX MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION

Buffalo China Fund (inception date 12/18/06)	1.75%	-27.44%	-25.30%	N/A	N/A	-7.20%
MSCI China Free Index	N/A	-26.64%	-24.00%	N/A	N/A	2.77%
Hang Seng Index	N/A	-25.23%	-21.32%	N/A	N/A	-1.80%

Buffalo Flexible Income Fund (inception date 8/12/94)	1.05%	-4.47%	7.36%	3.76%	6.68%	6.68%
S&P 500 Index & BofA Merrill Lynch High Yield Master Index II Weighted Average**	N/A	-10.48%	1.29%	2.17%	5.24%	7.61%
Lipper Balanced Funds Index	N/A	-8.95%	0.30%	1.53%	4.13%	6.51%

Buffalo Growth Fund (inception date 5/19/95)	1.00%	-14.91%	0.66%	2.31%	4.64%	8.02%
Russell 1000 Growth Index	N/A	-12.48%	3.78%	1.62%	3.01%	6.00%
Lipper Large Cap Growth Fund index	N/A	-14.95%	-0.07%	0.28%	1.91%	4.95%

Buffalo High Yield Fund (inception date 5/19/95)	1.04%	-4.21%	2.02%	6.08%	6.98%	7.44%
BofA Merrill Lynch High Yield Master Index II	N/A	-5.39%	1.32%	6.94%	8.57%	7.08%
Lipper High Yield Bond Funds Index	N/A	-6.49%	0.91%	4.81%	7.03%	5.49%

Buffalo International Fund (inception date 9/28/07)	1.18%	-19.20%	-13.31%	N/A	N/A	-5.16%
MSCI AC World (ex U.S.) Index	N/A	-19.54%	-10.81%	N/A	N/A	-8.27%
Lipper International Funds Index	N/A	-20.63%	-11.92%	N/A	N/A	-8.93%

Buffalo Large Cap Fund (inception date 5/19/95)	1.04%	-16.89%	-2.00%	-0.13%	2.62%	6.84%
Russell 1000 Growth Index	N/A	-12.48%	3.78%	1.62%	3.01%	6.00%
Lipper Large-Cap Growth Funds Index	N/A	-14.95%	-0.07%	0.28%	1.91%	4.95%

Buffalo Micro Cap Fund (inception date 5/21/04)	1.55%	-18.16%	4.36%	-3.02%	N/A	0.98%
Russell Microcap Growth Index	N/A	-25.11%	-2.03%	-2.82%	N/A	0.25%
Lipper Micro-Cap Funds Index	N/A	-23.61%	-3.83%	-1.90%	N/A	2.25%

Buffalo Mid Cap Fund (inception date 12/17/01)	1.04%	-16.17%	-4.05%	2.09%	N/A	5.30%
Russell Midcap Growth Index	N/A	-18.03%	0.80%	1.64%	N/A	4.41%
Lipper Mid-Cap Growth Funds Index	N/A	-20.21%	-2.18%	2.41%	N/A	3.74%

Buffalo Science & Technology Fund (inception date 4/16/01)	1.03%	-15.91%	-0.40%	3.44%	7.52%	4.56%
NYSE ARCA Tech 100 Index	N/A	-13.31%	3.70%	3.81%	6.81%	3.71%
Lipper Science & Technology Funds Index	N/A	-16.97%	-1.28%	2.57%	3.96%	-0.07%

Buffalo Small Cap Fund (inception date 4/14/98)	1.01%	-23.51%	-10.86%	-0.50%	7.12%	9.81%
Russell 2000 Growth Index	N/A	-22.71%	-1.12%	0.96%	5.45%	1.50%
Lipper Small-Cap Growth Funds Index	N/A	-21.35%	-1.10%	0.27%	4.52%	2.88%

*	As reported in the Funds’ Prospectus dated July 29, 2011
**	The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the BofA Merrill Lynch High Yield Master Index II.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current of the most recent month-end may be obtained by calling 1-800-49-BUFFALO or by visiting the website at www.buffalofunds.com.

The Buffalo Flexible Income, International, China, Large Cap, Mid Cap, Science & Technology and Growth Funds impose a 2.00% redemption fee on shares held for less than 60 days and the Buffalo High Yield, Micro Cap and Small Cap Funds impose a 2.00% redemption fee on shares held less than 180 days.

    Investment Results

The Funds’ returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of the funds’ fees and expenses; however, applicable sales charges are not taken into consideration. One cannot invest directly in an index.

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. BofA Merrill Lynch High Yield Master Index II tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Lipper Balanced Funds Index is an unmanaged, net asset value weighted index of the 30 largest balanced mutual funds. The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. The MSCI China Free Index is a capitalization weighted index that measures the performance of stocks from the country of China. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. The Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Micro-Cap Funds Index is an unmanaged equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Micro-Cap classification. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification. The Lipper Science & Technology Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification. The Lipper International Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper International classifications. The MSCI AC World (ex U.S.) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The Hang Seng Index is a free-float capitalization-weighted index of selection of companies from the Stock Exchange of Hong Kong. The components of the index are divided into four subindexes: Commerce and Industry, Finance, Utilities, and Properties. The index was developed with a base level of 100 as of July 31, 1964. NYSE ARCA Tech 100 Index is a price-weighted index comprised of stocks and ADRs of technology related companies listed on U.S. stock exchanges that produce or deploy innovative technologies in the conduct of their businesses.

Divided yield is a ratio providing an estimate of the return per share on a stock investment based on the market price at the end of the reporting period.

Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in science and technology, foreign, debt, lower- or non-rated securities and smaller companies.

    Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (including redemption fees) and (2) ongoing costs, including management fees and other Fund specific expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/11 – 9/30/11). This information is unaudited.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Buffalo Flexible Income, China, International, Large Cap, Mid Cap, Science & Technology and Growth Funds within 60 days of purchase. The Buffalo High Yield, Micro Cap and Small Cap Funds will charge a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares within 180 days of purchase. To the extent a Fund invests in shares of other Investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples below. The examples below include management fees, registration fees and other expenses. However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in our Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BUFFALO CHINA FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2011	ENDING ACCOUNT VALUE SEPTEMBER 30, 2011	EXPENSES PAID DURING PERIOD APRIL 1, 2011 - SEPTEMBER 30, 2011*
Actual	$1,000.00	$725.60	$7.64
Hypothetical (5% return before expenses)	$1,000.00	$1,007.30	$8.88

*	Expenses are equal to the Fund’s annualized expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

BUFFALO FLEXIBLE INCOME FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2011	ENDING ACCOUNT VALUE SEPTEMBER 30, 2011	EXPENSES PAID DURING PERIOD APRIL 1, 2011 - SEPTEMBER 30, 2011*
Actual	$1,000.00	$955.30	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,014.80	$5.14

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

BUFFALO GROWTH FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2011	ENDING ACCOUNT VALUE SEPTEMBER 30, 2011	EXPENSES PAID DURING PERIOD APRIL 1, 2011 - SEPTEMBER 30, 2011*
Actual	$1,000.00	$850.90	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,015.80	$4.64

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

    Expense Example

BUFFALO HIGH YIELD FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2011	ENDING ACCOUNT VALUE SEPTEMBER 30, 2011	EXPENSES PAID DURING PERIOD APRIL 1, 2011 - SEPTEMBER 30, 2011*
Actual	$1,000.00	$957.90	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,014.80	$5.14

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

BUFFALO INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2011	ENDING ACCOUNT VALUE SEPTEMBER 30, 2011	EXPENSES PAID DURING PERIOD APRIL 1, 2011 - SEPTEMBER 30, 2011*
Actual	$1,000.00	$808.00	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,013.70	$5.69

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

BUFFALO LARGE CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2011	ENDING ACCOUNT VALUE SEPTEMBER 30, 2011	EXPENSES PAID DURING PERIOD APRIL 1, 2011 - SEPTEMBER 30, 2011*
Actual	$1,000.00	$831.10	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$4.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

BUFFALO MICRO CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2011	ENDING ACCOUNT VALUE SEPTEMBER 30, 2011	EXPENSES PAID DURING PERIOD APRIL 1, 2011 - SEPTEMBER 30, 2011*
Actual	$1,000.00	$818.40	$6.82
Hypothetical (5% return before expenses)	$1,000.00	$1,010.00	$7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

BUFFALO MID CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2011	ENDING ACCOUNT VALUE SEPTEMBER 30, 2011	EXPENSES PAID DURING PERIOD APRIL 1, 2011 - SEPTEMBER 30, 2011*
Actual	$1,000.00	$838.30	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,014.90	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

BUFFALO SCIENCE & TECHNOLOGY FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2011	ENDING ACCOUNT VALUE SEPTEMBER 30, 2011	EXPENSES PAID DURING PERIOD APRIL 1, 2011 - SEPTEMBER 30, 2011*
Actual	$1,000.00	$840.90	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,014.90	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

BUFFALO SMALL CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2011	ENDING ACCOUNT VALUE SEPTEMBER 30, 2011	EXPENSES PAID DURING PERIOD APRIL 1, 2011 - SEPTEMBER 30, 2011*
Actual	$1,000.00	$764.90	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

    Allocation of Portfolio Holdings

                                    [GRAPHIC]

Percentages represent market value as a percentage of total investments as of September 30, 2011.(Unaudited)

BUFFALO CHINA FUND

Energy	18.05%
Consumer Discretionary	17.17%
Telecommunication Services	15.08%
Financials	13.83%
Materials	8.42%
Consumer Staples	7.23%
Industrials	5.91%
Information Technology	3.93%
Health Care	3.64%
Utilities	3.58%
Short-Term Investments	3.16%

100.00%

BUFFALO FLEXIBLE INCOME FUND

Common Stocks	58.15%
Corporate Bonds	34.75%
Short-Term Investments	6.62%
Convertible Bonds	0.48%

100.00%

BUFFALO GROWTH FUND

Information Technology	35.28%
Health Care	16.64%
Consumer Discretionary	12.82%
Industrials	11.38%
Financials	7.96%
Short-Term Investments	6.14%
Materials	3.97%
Consumer Staples	3.45%
Energy	2.36%

100.00%

BUFFALO HIGH YIELD FUND

Corporate Bonds	73.31%
Convertible Bonds	10.27%
Short-Term Investments	6.10%
Common Stocks	4.33%
Convertible Preferred Stocks	3.51%
Preffered Stocks	2.48%

100.00%

BUFFALO INTERNATIONAL FUND

Europe	50.68%
The Americas	23.53%
Asia	18.78%
Short-Term Investments	4.98%
Middle East	2.03%

100.00%

    Allocation of Portfolio Holdings

BUFFALO LARGE CAP FUND

Information Technology	33.42%
Health Care	16.17%
Financials	15.68%
Consumer Discretionary	11.47%
Industrials	8.91%
Materials	4.62%
Short-Term Investments	4.50%
Energy	3.08%
Consumer Staples	2.15%

100.00%

BUFFALO MICRO CAP FUND

Information Technology	41.39%
Health Care	18.67%
Industrials	12.58%
Consumer Discretionary	9.92%
Financials	8.38%
Short-Term Investments	4.01%
Consumer Staples	2.77%
Materials	2.28%

100.00%

BUFFALO MID CAP FUND

Consumer Discretionary	33.04%
Information Technology	24.18%
Financials	15.49%
Health Care	11.43%
Industrials	6.18%
Short-Term Investments	3.89%
Materials	3.43%
Consumer Staples	2.36%

100.00%

BUFFALO SCIENCE & TECHNOLOGY FUND

Information Technology	48.70%
Health Care	32.42%
Industrial	8.67%
Materials	3.76%
Short-Term Investments	3.67%
Energy	2.78%

100.00%

BUFFALO SMALL CAP FUND

Information Technology	30.36%
Consumer Discretionary	23.00%
Health Care	18.94%
Industrials	12.76%
Financials	10.55%
Short-Term Investments	2.46%
Consumer Staples	1.83%
Preferred Stocks	0.10%

100.00%

    Buffalo China Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 93.61%
CONSUMER DISCRETIONARY — 16.59%
	Automobiles — 3.24%
478,000	Dongfeng Motor Group Co. Ltd. — Class H(c)	$648,020

	Hotels, Restaurants & Leisure — 0.65%
105,000	Fairwood Holdings Ltd.(c)	130,106

	Specialty Retail — 9.21%
450,000	China ZhengTong Auto Services Holdings Ltd.(a)(c)	399,422
3,220,000	Emperor Watch & Jewellery Ltd.(c)	383,327
124,056	Lentuo Internationl Inc. — ADR(a)	476,375
1,240,000	Oriental Watch Holdings Ltd.(c)	581,769

		1,840,893

	Textiles, Apparel & Luxury Goods — 3.49%
390,000	Anta Sports Products Ltd.(c)	450,638
110,000	Stella International Holdings Ltd.(c)	245,787

		696,425
	Total Consumer Discretionary (Cost $4,350,559)	3,315,444

CONSUMER STAPLES — 6.99%
	Food Products — 2.49%
100,000	Asian Citrus Holdings Ltd.(c)	45,831
660,926	Asian Citrus Holdings Ltd.(c)	367,469
135,000	China Agri-Industries Holdings Ltd.	84,804

		498,104

	Personal Products — 4.50%
410,000	Biostime International Holdings Ltd.(c)	683,447
27,000	Hengan International Group Co. Ltd.	215,635

		899,082
	Total Consumer Staples (Cost $1,490,319)	1,397,186

ENERGY — 17.45%
	Oil, Gas & Consumable Fuels — 17.45%
662,000	China Petroleum & Chemical Corp. — Class H	636,652
178,500	China Shenhua Energy Co.	699,908
660,000	CNOOC Ltd.	1,061,211
636,000	PetroChina Company Ltd.	770,384
150,000	Yanzhou Coal Mining Company Ltd. — Class H	319,171
	Total Energy (Cost $2,294,572)	3,487,326

FINANCIALS — 13.37%
	Commercial Banks — 3.26%
400,000	Agricultural Bank of China Ltd. — Class H	130,607
460,000	Bank Of China Ltd. — Class H	142,242
248,000	China Construction Bank — Class H	149,999
472,500	Industrial & Commercial Bank of China Ltd. — Class H	228,166

		651,014

	Insurance — 10.11%
385,000	AIA Group Ltd.	1,090,297
40,000	China Life Insurance Co., Ltd. — Class H	94,616
538,000	PICC Property and Casuality Co. Ltd. — Class H(a)	575,293
46,500	Ping An Insurance (Group) Co. of China Ltd. — Class H	259,996

		2,020,202
	Total Financials (Cost $3,441,600)	2,671,216

    Buffalo China Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE — 3.52%
	Biotechnology — 1.86%
31,200	3SBio, Inc. — ADR(a)	$372,216

	Health Care Equipment & Supplies — 1.66%
14,000	Mindray Medical International Ltd. — ADR	330,540
	Total Health Care (Cost $706,777)	702,756

INDUSTRIALS — 5.71%
	Airlines — 2.74%
1,193,000	China Southern Airline Co. Ltd. — Class H(a)	548,186

	Electrical Equipment — 0.51%
40,000	Dongfang Electric Corp. Ltd. — Class H	102,783

	Machinery — 1.18%
210,000	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. — Class H	234,670

	Transportation Infrastructure — 1.28%
507,000	Anhui Expressway Co.	255,130
	Total Industrials (Cost $883,939)	1,140,769

INFORMATION TECHNOLOGY — 3.80%
	Communications Equipment — 0.23%
200,000	O-Net Communication Group Ltd.(a)(c)	46,697

	Internet Software & Services — 2.20%
32,700	ChinaCache International Holdings Ltd. — ADR(a)	148,458
14,000	Tencent Holdings Ltd	290,389

		438,847

	IT Services — 1.37%
627,000	Travelsky Technology Ltd. — Class H(c)	273,335
	Total Information Technology (Cost $1,102,382)	758,879

MATERIALS — 8.14%
	Chemicals — 3.34%
874,000	China BlueChemical Ltd. — Class H	667,813

	Construction Materials — 3.93%
177,000	Anhui Conch Cement Co. Ltd.	480,762
450,000	China Shanshui Cement Group(c)	304,605

		785,367

	Metals & Mining — 0.87%
100,000	Jiangxi Copper Company Ltd. — Class H	173,525
	Total Materials (Cost $1,276,233)	1,626,705

TELECOMMUNICATION SERVICES — 14.58%
	Diversified Telecommunication Services — 9.10%
120,000	China Communications Services Corp. Ltd. — Class H	54,907
1,622,000	China Telecom Corp. Ltd. — Class H	1,015,739
368,000	China Unicom Ltd.	748,186

		1,818,832

	Wireless Telecommunication Services — 5.48%
112,000	China Mobile Ltd.(c)	1,094,834
	Total Telecommunication Services (Cost $2,602,485)	2,913,666

SHARES OR FACE AMOUNT		FAIR VALUE*

UTILITIES — 3.46%
	Independent Power Producers & Energy Traders — 2.68%
758,000	Datang International Power Generation Company Ltd. — Class H	$192,412
808,000	Huaneng Power International, Inc. — Class H	342,967

		535,379

	Water Utilities — 0.78%
250,000	Guangdong Investment Ltd.	155,380
	Total Utilities (Cost $1,065,846)	690,759

TOTAL COMMON STOCKS		18,704,706
(COST $19,214,712)

SHORT TERM INVESTMENT — 3.06%
INVESTMENT COMPANY — 3.06%
611,124	Fidelity Institutional Government Portfolio — 0.01%(b)	611,123
	Total Investment Company (Cost $611,123)	611,123

TOTAL SHORT TERM INVESTMENT		611,123
(COST $611,123)

TOTAL INVESTMENTS — 96.67%		19,315,829
(COST $19,825,835)

Other Assets in Excess of Liabilities — 3.33%		664,650

TOTAL NET ASSETS — 100.00%		$19,980,479

ADR — American Depositary Receipt

(a)	Non Income Producing.
(b)	7-day yield.
(c)	Security subject to the fair value trigger. The total value of these securities amounted to $5,655,287 (20.30% of net assets) at September 30, 2011.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

As of September 30, 2011, the country diversification was as follows:

	FAIR VALUE	PERCENTAGE
China	$13,776,917	68.95%
Hong Kong	4,927,789	24.66%

Total Common Stock	18,704,706	93.61%
Total Short Term Investment	611,123	3.06%

Total Investments	19,315,829	96.67%
Other Assets in Excess of Liabilities	664,650	3.33%

TOTAL NET ASSETS	$19,980,479	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 57.79%
CONSUMER DISCRETIONARY — 0.70%
	Hotels, Restaurants & Leisure — 0.70%
15,000	McDonald’s Corp.	$1,317,300
	Total Consumer Discretionary (Cost $995,768)	1,317,300

CONSUMER STAPLES — 18.15%
	Beverages — 4.01%
60,000	The Coca Cola Co.	4,053,600
10,000	Dr. Pepper Snapple Group, Inc.	387,800
50,000	PepsiCo, Inc.(a)	3,095,000

		7,536,400

	Food & Staples Retailing — 4.35%
40,000	Costco Wholesale Corp.	3,284,800
69,000	Sysco Corp.	1,787,100
60,000	Wal-Mart Stores, Inc.	3,114,000

		8,185,900

	Food Products — 3.68%
55,000	Campbell Soup Co.	1,780,350
30,000	ConAgra Foods, Inc.	726,600
20,000	Kellogg Co.	1,063,800
100,000	Kraft Foods Inc. — Class A	3,358,000

		6,928,750

	Household Products — 6.11%
40,000	The Clorox Co.(a)	2,653,200
25,000	Colgate-Palmolive Co.	2,217,000
40,000	Kimberly-Clark Corp.	2,840,400
60,000	The Procter & Gamble Co.	3,790,800

		11,501,400
	Total Consumer Staples (Cost $28,537,525)	34,152,450

ENERGY — 12.79%
	Energy Equipment & Services — 1.10%
33,000	Patterson-UTI Energy, Inc.(a)	572,220
25,000	Schlumberger Ltd.(c)	1,493,250

		2,065,470

	Oil, Gas & Consumable Fuels — 11.69%
70,000	Chevron Corp.	6,476,400
70,000	ConocoPhillips	4,432,400
12,600	El Paso Pipeline Partners, LP.	446,922
50,000	Exxon Mobil Corp.	3,631,500
20,000	Hess Corp.	1,049,200
70,000	Marathon Oil Corp.	1,510,600
35,000	Marathon Petroleum Corp.	947,100
57,000	Royal Dutch Shell PLC — ADR(a)(c)	3,506,640

		22,000,762
	Total Energy (Cost $15,491,235)	24,066,232

FINANCIALS — 4.22%
	Insurance — 4.22%
100,000	The Allstate Corp.(a)	2,369,000
60,000	Chubb Corp.	3,599,400
75,000	Cincinnati Financial Corp.(a)	1,974,750
	Total Financials (Cost $8,847,282)	7,943,150

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE — 8.40%
	Health Care Equipment & Supplies — 0.60%
20,000	Baxter International, Inc.	$1,122,800

	Pharmaceuticals — 7.80%
65,000	Abbott Laboratories	3,324,100
50,000	Eli Lilly & Co.(a)	1,848,500
67,500	GlaxoSmithKline, PLC — ADR(a)(c)	2,787,075
50,000	Johnson & Johnson	3,185,500
200,000	Pfizer, Inc.	3,536,000

		14,681,175
	Total Health Care (Cost $14,580,730)	15,803,975

INDUSTRIALS — 6.56%
	Aerospace & Defense — 1.45%
45,000	The Boeing Co.(a)	2,722,950

	Commercial Services & Supplies — 3.09%
179,358	Pitney Bowes, Inc.(a)	3,371,930
75,000	Waste Management Inc.	2,442,000

		5,813,930

	Industrial Conglomerates — 2.02%
250,000	General Electric Co.	3,810,000
	Total Industrials (Cost $17,146,106)	12,346,880

INFORMATION TECHNOLOGY — 4.14%
	Semiconductors & Semiconductor Equipment — 2.82%
100,000	Applied Materials, Inc.(a)	1,035,000
200,000	Intel Corp.(a)	4,266,000

		5,301,000

	Software — 1.32%
100,000	Microsoft Corp.(a)	2,489,000
	Total Information Technology (Cost $7,810,080)	7,790,000

MATERIALS — 1.29%
	Chemicals — 1.29%
55,000	The Dow Chemical Co.	1,235,300
30,000	E.I. du Pont de Nemours & Co.	1,199,100
	Total Materials (Cost $2,718,731)	2,434,400

TELECOMMUNICATION SERVICES — 0.44%
	Diversified Telecommunication Services — 0.44%
25,000	CenturyLink Inc.(a)	828,000
	Total Telecommunication Services (Cost $843,300)	828,000

UTILITIES — 1.10%
	Gas Utilities — 0.47%
50,000	Questar Corp.	885,500

	Multi-Utilities — 0.63%
25,000	OGE Energy Corp.	1,194,750
	Total Utilities (Cost $1,762,008)	2,080,250

TOTAL COMMON STOCKS		108,762,637
(COST $98,732,765)

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

CONVERTIBLE BONDS — 0.47%
HEALTH CARE — 0.47%
	Biotechnology — 0.47%
	Amylin Pharmaceuticals, Inc.
$1,000,000	3.000%, 06/15/2014	$895,000
	Total Health Care (Cost $883,481)	895,000

TOTAL CONVERTIBLE BONDS		895,000
(COST $883,481)

CORPORATE BONDS — 34.53%
CONSUMER DISCRETIONARY — 10.43%
	Diversified Consumer Services — 1.57%
3,000,000	Carriage Services, Inc. 7.875%, 01/15/2015	2,955,000

	Hotels, Restaurants & Leisure — 1.70%
3,500,000	Isle of Capri Casinos 7.000%, 03/01/2014	3,198,125

	Leisure Equipment & Products — 0.96%
2,000,000	Brunswick Corp. 7.375%, 09/01/2023	1,810,000

	Media — 4.87%
9,500,000	Lions Gate Entertainment Corp. 10.250%, 11/01/2016 (Acquired 10/16/2009 through 08/31/2011, Cost $9,549,420)(b)(c)	9,167,500

	Specialty Retail — 1.33%
1,000,000	Sonic Automotive, Inc. 9.000%, 03/15/2018	1,007,500
1,500,000	United Auto Group, Inc. 7.750%, 12/15/2016	1,492,500

		2,500,000
	Total Consumer Discretionary (Cost $20,279,142)	19,630,625

CONSUMER STAPLES — 3.74%
	Food & Staples Retailing — 2.09%
4,000,000	The Pantry, Inc. 7.750%, 02/15/2014	3,940,000

	Food Products — 1.65%
3,000,000	Smithfield Foods, Inc. 7.750%, 07/01/2017	3,097,500
	Total Consumer Staples (Cost $6,924,880)	7,037,500

ENERGY — 9.44%
	Energy Equipment & Services — 0.98%
1,500,000	Hornbeck Offshore Services, Inc.: 6.125%, 12/01/2014	1,485,000
350,000	8.000%, 09/01/2017	350,000

		1,835,000

SHARES OR FACE AMOUNT		FAIR VALUE*

ENERGY (Continued)
	Oil, Gas & Consumable Fuels — 8.46%
	Berry Petroleum Co.
$3,000,000	8.250%, 11/01/2016	$3,075,000
	Frontier Oil Corp.
2,000,000	8.500%, 09/15/2016	2,135,000
	Goodrich Petroleum Corp.
1,100,000	8.875%, 03/15/2019 (Acquired 02/25/2011 through 09/29/2011, Cost $1,093,125)(b)	1,067,000
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	4,925,000
	United Refining Co.
5,000,000	10.500%, 02/28/2018	4,725,000

		15,927,000
	Total Energy (Cost $17,521,147)	17,762,000

HEALTH CARE — 3.23%
	Health Care Providers & Services — 1.57%
3,000,000	CHS/Community Health Systems, Inc. 8.875%, 07/15/2015	2,955,000

	Pharmaceuticals — 1.66%
3,250,000	Warner Chilcott Corp. 7.750%, 09/15/2018 (Acquired 08/12/2010 through 08/10/2011, Cost $3,101,109)(b)(c)	3,120,000
	Total Health Care (Cost $6,166,451)	6,075,000

INDUSTRIALS — 6.90%
	Commercial Services & Supplies — 2.37%
	Covanta Holding Corp.
500,000	7.250%, 12/01/2020	501,540
	Iron Mountain, Inc.
2,000,000	6.625%, 01/01/2016	2,000,000
	RR Donnelley & Sons Co.
2,000,000	8.600%, 08/15/2016	1,950,000

		4,451,540

	Construction & Engineering — 1.05%
2,300,000	Tutor Perini Corp. 7.625%, 11/01/2018	1,978,000

	Consumer Services & Supplies — 1.31%
2,445,000	Interface, Inc. 9.500%, 02/01/2014	2,470,978

	Road & Rail — 2.17%
	Kansas City Southern de Mexico SA de CV
2,000,000	8.000%, 02/01/2018(c)	2,150,000
	Quality Distribution LLC/QD Capital Corp.
2,000,000	9.875%, 11/01/2018	1,940,000

		4,090,000
	Total Industrials (Cost $13,138,107)	12,990,518

INFORMATION TECHNOLOGY — 0.79%
	Software — 0.79%
1,500,000	Audatex North America, Inc. 6.750%, 06/15/2018 (Acquired 06/10/2011, Cost $1,500,000)(b)	1,496,250
	Total Information Technology (Cost $1,500,000)	1,496,250

TOTAL CORPORATE BONDS		64,991,893
(COST $65,529,727)

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

SHORT TERM INVESTMENT — 6.58%
INVESTMENT COMPANY — 6.58%
12,388,014	Fidelity Institutional Government Portfolio — 0.01%(d)	$12,388,014
	Total Investment Company (Cost $12,388,014)	12,388,014

	TOTAL SHORT TERM INVESTMENT	12,388,014
	(COST $12,388,014)

	TOTAL INVESTMENTS — 99.37%	187,037,544
	(COST $177,533,987)

	Other Assets in Excess of Liabilities — 0.63%	1,177,878

	TOTAL NET ASSETS — 100.00%	$188,215,422

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Portions of these investments are segregated as collateral for open written option contracts.
(b)	Restricted security deemed liquid. The total value of restricted securities is $14,850,750 (7.89% of net assets) at September 30, 2011.
(c)	Foreign Issued Security. The total value of these securities amounted to $22,224,465 (11.81% of net assets) at September 30, 2011.
(d)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SCHEDULE OF OPTIONS WRITTEN

September 30, 2011 (Unaudited)

CONTRACTS		VALUE

CALL OPTIONS
	The Allstate Corp.
400	Expiration: October, 2011, Exercise Price: $29.00	$800
	Applied Materials, Inc.
500	Expiration: October, 2011, Exercise Price: $14.00	500
	The Boeing Co.
100	Expiration: October, 2011, Exercise Price: $70.00	1,100
	CenturyLink Inc.
100	Expiration: November, 2011, Exercise Price: $36.00	5,000
	Cincinnati Financial Corp
125	Expiration: October, 2011, Exercise Price: $30.00	1,250
	The Clorox Co.
200	Expiration: October, 2011, Exercise Price: $77.50	2,000
	Eli Lilly & Co.
100	Expiration: October, 2011, Exercise Price: $38.00	6,700
	GlaxoSmithKline, PLC
59	Expiration: October, 2011, Exercise Price: $44.00	1,475
16	Expiration: October, 2011, Exercise Price: $45.00	160
	Intel Corp.
500	Expiration: October, 2011, Exercise Price: $22.00	30,500
	Microsoft Corp.
250	Expiration: October, 2011, Exercise Price: $26.00	12,000
	Patterson-UTI Energy, Inc.
133	Expiration: October, 2011, Exercise Price: $30.00	1,330
	PepsiCo, Inc.
20	Expiration: October, 2011, Exercise Price: $70.00	120
	Pitney Bowes, Inc.
1,200	Expiration: October, 2011, Exercise Price: $20.00	30,000
50	Expiration: October, 2011, Exercise Price: $21.00	375
	Royal Dutch Shell PLC
140	Expiration: October, 2011, Exercise Price: $75.00	700
	Total Options Written (Premiums received $125,803)	$94,010

The accompanying notes are an integral part of these financial statements.

    Buffalo Growth Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 94.28%
CONSUMER DISCRETIONARY — 12.87%
	Auto Components — 3.17%
287,200	Gentex Corp.	$6,907,160
237,800	Johnson Controls, Inc.	6,270,786

		13,177,946

	Hotels, Restaurants & Leisure — 5.90%
75,500	McDonald’s Corp.	6,630,410
184,800	Starwood Hotels & Resorts Worldwide, Inc.	7,173,936
344,400	WMS Industries Inc.(a)	6,057,996
94,900	Yum! Brands, Inc.	4,687,111

		24,549,453

	Household Durables — 1.68%
244,000	Harman International Industries, Inc.	6,973,520

	Textiles, Apparel & Luxury Goods — 2.12%
42,400	Ralph Lauren Corp.	5,499,280
50,000	Under Armour, Inc. — Class A(a)	3,320,500

		8,819,780
	Total Consumer Discretionary (Cost $62,925,134)	53,520,699

CONSUMER STAPLES — 3.47%
	Beverages — 1.52%
93,500	The Coca Cola Co.	6,316,860

	Household Products — 1.95%
128,015	The Procter & Gamble Co.	8,087,988
	Total Consumer Staples (Cost $12,818,139)	14,404,848

ENERGY — 2.37%
	Energy Equipment & Services — 2.37%
114,200	Baker Hughes, Inc.	5,271,472
76,700	Schlumberger Ltd.(b)	4,581,291
	Total Energy (Cost $13,374,302)	9,852,763

FINANCIALS — 8.00%
	Capital Markets — 1.64%
87,500	Affiliated Managers Group, Inc.(a)	6,829,375

	Diversified Financial Services — 6.36%
297,000	JPMorgan Chase & Co.	8,945,640
204,700	Moody’s Corp.	6,233,115
126,700	MSCI, Inc.(a)	3,842,811
86,400	Visa Inc.	7,406,208

		26,427,774
	Total Financials (Cost $36,474,819)	33,257,149

HEALTH CARE — 16.71%
	Health Care Equipment & Supplies — 5.26%
501,200	Align Technology, Inc.(a)	7,603,204
138,500	Baxter International, Inc.	7,775,390
111,000	Haemonetics Corp.(a)	6,491,280

		21,869,874

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
	Life Sciences Tools & Services — 5.19%
250,600	Agilent Technologies, Inc.(a)	$7,831,250
204,100	Charles River Laboratories International, Inc.(a)	5,841,342
308,000	Pharmaceutical Product Development, Inc.	7,903,280

		21,575,872

	Pharmaceuticals — 6.26%
165,600	Abbott Laboratories	8,468,784
140,600	Allergan, Inc.	11,582,628
93,900	Johnson & Johnson	5,982,369

		26,033,781
	Total Health Care (Cost $70,468,929)	69,479,527

INDUSTRIALS — 11.43%
	Aerospace & Defense — 1.97%
135,300	The Boeing Co.	8,187,003

	Air Freight & Logistics — 2.17%
133,500	FedEx Corp.	9,035,280

	Electrical Equipment — 1.84%
185,300	Emerson Electric Co.	7,654,743

	Industrial Conglomerates — 2.99%
84,900	3M Co.	6,094,971
416,100	General Electric Co.	6,341,364

		12,436,335

	Machinery — 0.97%
95,600	Chart Industries, Inc.(a)	4,031,452

	Professional Services — 1.49%
207,600	The Corporate Executive Board Co.	6,186,480
	Total Industrials (Cost $54,917,633)	47,531,293

INFORMATION TECHNOLOGY — 35.44%
	Communications Equipment — 8.64%
638,800	Cisco Systems, Inc.	9,895,012
445,100	Juniper Networks, Inc.(a)	7,682,426
193,700	Motorola Solutions, Inc.(a)	8,116,030
210,500	QUALCOMM Inc.	10,236,615

		35,930,083

	Computers & Peripherals — 4.74%
29,600	Apple Inc.(a)	11,282,928
247,400	NetApp, Inc.(a)	8,396,756

		19,679,684

	Electronic Equipment, Instruments & Components — 1.80%
327,500	National Instruments Corp.	7,486,650

	Internet Software & Services — 7.30%
410,800	Akamai Technologies, Inc.(a)	8,166,704
163,500	Ancestry.com, Inc.(a)	3,842,250
292,400	eBay Inc.(a)	8,622,876
18,900	Google Inc. — Class A(a)	9,721,782

		30,353,612

    Buffalo Growth Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Semiconductors & Semiconductor Equipment — 8.19%
599,900	Applied Materials, Inc.	$6,208,965
262,700	Broadcom Corp. — Class A	8,745,283
362,200	Intel Corp.	7,725,726
112,300	KLA-Tencor Corp.	4,298,844
264,800	Texas Instruments, Inc.	7,056,920

		34,035,738

	Software — 4.77%
470,840	Electronic Arts Inc.(a)	9,628,678
355,500	Oracle Corp.	10,217,070

		19,845,748
	Total Information Technology (Cost $159,609,134)	147,331,515

MATERIALS — 3.99%
	Chemicals — 3.99%
57,700	FMC Corp.	3,990,532
123,600	Monsanto Co.	7,420,944
55,500	Praxair, Inc.	5,188,140
	Total Materials (Cost $17,843,442)	16,599,616

TOTAL COMMON STOCKS		391,977,410
(COST $428,431,532)

SHORT TERM INVESTMENT — 6.17%
INVESTMENT COMPANY — 6.17%
25,662,763	Fidelity Institutional Government Portfolio — 0.01%(c)	25,662,763
	Total Investment Company (Cost $25,662,763)	25,662,763

TOTAL SHORT TERM INVESTMENT		25,662,763
(COST $25,662,763)

TOTAL INVESTMENTS — 100.45%		417,640,173
(COST $454,094,295)

Liabilities in Excess of Other Assets — (0.45)%		(1,875,336)

TOTAL NET ASSETS — 100.00%		$415,764,837

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $4,581,291 (1.10% of net assets) at September 30, 2011.
(c)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 4.22%
CONSUMER DISCRETIONARY — 1.51%
	Diversified Consumer Services — 0.37%
98,900	Lincoln Educational Services Corp.	$800,101

	Hotels, Restaurants & Leisure — 1.14%
141,000	WMS Industries Inc.(a)	2,480,190
	Total Consumer Discretionary (Cost $3,673,463)	3,280,291

CONSUMER STAPLES — 0.54%
	Food Products — 0.54%
35,000	Kraft Foods Inc. — Class A	1,175,300
	Total Consumer Staples (Cost $1,072,894)	1,175,300

FINANCIALS — 0.48%
	Diversified Financial Services — 0.48%
35,000	JPMorgan Chase & Co.	1,054,200
	Total Financials (Cost $1,604,105)	1,054,200

HEALTH CARE — 1.69%
	Pharmaceuticals — 1.69%
48,000	Abbott Laboratories	2,454,720
19,000	Johnson & Johnson	1,210,490
	Total Health Care (Cost $3,344,229)	3,665,210

SPECIAL PURPOSE ENTITY — 0.00%
	Broadcasting (except Internet) — 0.00%
725,000	Adelphia Recovery Trust(a)(b)(d)	—
	Total Special Purpose Entity (Cost $712,005)	—

TOTAL COMMON STOCKS		9,175,001
(COST $10,406,696)

CONVERTIBLE PREFERRED STOCKS — 3.42%
CONSUMER DISCRETIONARY — 0.95%
	Media — 0.95%
2,005	The Interpublic Group of Companies, Inc.	2,055,125
	Total Consumer Discretionary (Cost $2,015,050)	2,055,125

FINANCIALS — 1.52%
	Commercial Banks — 1.52%
108,200	Boston Private Capital Trust I(a)	3,306,863
	Total Financials (Cost $5,342,000)	3,306,863

HEALTH CARE — 0.95%
	Health Care Providers & Services — 0.95%
2,500	HealthSouth Corp.	2,072,500
	Total Health Care (Cost $2,563,619)	2,072,500

TOTAL CONVERTIBLE PREFERRED STOCKS		7,434,488
(COST $9,920,669)

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

PREFERRED STOCKS — 2.41%
FINANCIALS — 2.41%
	Capital Markets — 0.97%
50,000	AMG Capital Trust I	$2,118,750

	Real Estate Management & Development — 1.44%
125,000	Firstservice Corp.(c)	3,118,750
	Total Financials (Cost $5,032,681)	5,237,500

TOTAL PREFERRED STOCKS		5,237,500
(COST $5,032,681)

CONVERTIBLE BONDS — 10.00%
CONSUMER DISCRETIONARY — 0.49%
	Media — 0.49%
$1,000,000	The Interpublic Group of Companies, Inc. 4.750%, 03/15/2023	1,067,500
	Total Consumer Discretionary (Cost $990,000)	1,067,500

CONSUMER STAPLES — 0.14%
	Food & Staples Retailing — 0.14%
300,000	The Pantry, Inc. 3.000%, 11/15/2012	296,625
	Total Consumer Staples (Cost $275,474)	296,625

ENERGY — 1.96%
	Energy Equipment & Services — 1.96%
4,500,000	Hornbeck Offshore Services Inc. 1.625%, 11/15/2026	4,261,050
	Total Energy (Cost $3,933,173)	4,261,050

FINANCIALS — 0.59%
	Capital Markets — 0.59%
1,300,000	Janus Capital Group, Inc. 3.250%, 07/15/2014	1,272,375
	Total Financials (Cost $1,305,294)	1,272,375

HEALTH CARE — 4.66%
	Biotechnology — 1.23%
3,000,000	Amylin Pharmaceuticals, Inc. 3.000%, 06/15/2014	2,685,000

	Health Care Equipment & Supplies — 1.95%
	NuVasive, Inc.:
2,000,000	2.250%, 03/15/2013	1,915,000
500,000	2.750%, 07/01/2017	420,000
1,800,000	SonoSite, Inc. 3.750%, 07/15/2014	1,903,500

		4,238,500

	Life Sciences Tools & Services — 1.48%
3,250,000	Charles River Laboratories International, Inc. 2.250%, 06/15/2013	3,209,375
	Total Health Care (Cost $10,088,637)	10,132,875

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS — 1.40%
	Electrical Equipment — 0.83%
$2,000,000	General Cable Corp. 4.500%, 11/15/2029	$1,810,000

	Machinery — 0.11%
250,000	Chart Industries, Inc. 2.000%, 08/01/2018	233,750

	Trading Companies & Distributors — 0.46%
710,000	WESCO International, Inc. 6.000%, 09/15/2029	1,009,975
	Total Industrials (Cost $2,831,312)	3,053,725

INFORMATION TECHNOLOGY — 0.67%
	Communications Equipment — 0.67%
1,500,000	Ciena Corp. 4.000%, 03/15/2015 (Acquired 03/09/2010, Cost $1,500,000)(e)	1,445,625
	Total Information Technology (Cost $1,500,000)	1,445,625

MATERIALS — 0.09%
	Metals & Mining — 0.09%
200,000	Steel Dynamics, Inc. 5.125%, 06/15/2014	206,750
	Total Materials (Cost $200,000)	206,750

TOTAL CONVERTIBLE BONDS		21,736,525
(COST $21,123,890)

CORPORATE BONDS — 71.42%
CONSUMER DISCRETIONARY — 29.90%
	Diversified Consumer Services — 3.52%
3,000,000	Carriage Services, Inc. 7.875%, 01/15/2015	2,955,000
4,800,000	Education Management LLC 8.750%, 06/01/2014	4,704,000

		7,659,000

	Hotels, Restaurants & Leisure — 7.26%
600,000	Cedar Fair L.P. 9.125%, 08/01/2018	622,500
3,000,000	Gaylord Entertainment Co. 6.750%, 11/15/2014	2,955,000
2,928,000	Isle of Capri Casinos 7.000%, 03/01/2014	2,675,460
1,600,000	Penn National Gaming, Inc. 8.750%, 08/15/2019	1,704,000
2,000,000	Pinnacle Entertainment, Inc. 7.500%, 06/15/2015	1,935,000
1,450,000	Royal Caribbean Cruises Ltd.: 7.000%, 06/15/2013(c)	1,482,625
1,615,000	7.500%, 10/15/2027(c)	1,526,175
350,000	Scientific Games International Inc. 7.875%, 06/15/2016 (Acquired 12/23/2010, Cost $350,875)(e)	352,625

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

CONSUMER DISCRETIONARY (Continued)
	Speedway Motorsports, Inc.:
$1,000,000	8.750%, 06/01/2016	$1,047,500
500,000	6.750%, 02/01/2019	478,750
1,000,000	Vail Resorts, Inc. 6.500%, 05/01/2019 (Acquired 04/11/2011, Cost $1,000,000)(e)	990,000

		15,769,635

	Household Durables — 2.42%
2,000,000	Jarden Corp. 7.500%, 05/01/2017	2,050,000
	Sealy Mattress Co.:
3,300,000	8.250%, 06/15/2014	3,126,750
87,000	10.875%, 04/15/2016 (Acquired 05/15/2009, Cost $84,460)(e)	92,220

		5,268,970

	Internet & Catalog Retail — 0.51%
	HSN, Inc.
1,000,000	11.250%, 08/01/2016	1,100,000

	Leisure Equipment & Products — 1.25%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	2,715,000

	Media — 6.10%
	Interactive Data Corp.
500,000	10.250%, 08/01/2018	530,940
	Lamar Media Corp.
2,750,000	6.625%, 08/15/2015	2,718,125
	Lions Gate Entertainment Corp.
8,000,000	10.250%, 11/01/2016 (Acquired 10/16/2009 through 05/09/2011, Cost $7,880,315)(c)(e)	7,720,000
	Regal Entertainment Group
2,300,000	9.125%, 08/15/2018	2,288,500

		13,257,565

	Specialty Retail — 5.03%
	AutoNation, Inc.
2,000,000	7.000%, 04/15/2014	2,025,000
	Sally Holdings LLC
650,000	9.250%, 11/15/2014	666,250
	Sonic Automotive, Inc.
3,525,000	9.000%, 03/15/2018	3,551,437
	United Auto Group, Inc.
4,725,000	7.750%, 12/15/2016	4,701,375

		10,944,062

	Textiles, Apparel & Luxury Goods — 3.81%
	Oxford Industries, Inc.
4,500,000	11.375%, 07/15/2015	4,972,500
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,302,617

		8,275,117
	Total Consumer Discretionary (Cost $64,086,028)	64,989,349

SHARES OR FACE AMOUNT		FAIR VALUE*

CONSUMER STAPLES — 7.14%
	Food & Staples Retailing — 2.44%
	The Pantry, Inc.
$4,750,000	7.750%, 02/15/2014	$4,678,750
	Susser Holdings LLC / Susser Finance Corp.
600,000	8.500%, 05/15/2016	627,750

		5,306,500

	Food Products — 1.36%
	Darling International, Inc.
100,000	8.500%, 12/15/2018	108,250
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,839,375

		2,947,625

	Personal Products — 3.34%
4,000,000	Prestige Brands Inc. 8.250%, 04/01/2018	4,100,000

3,000,000	Revlon Consumer Products Corp. 9.750%, 11/15/2015	3,157,500

		7,257,500
	Total Consumer Staples (Cost $15,163,000)	15,511,625

ENERGY — 8.75%
	Energy Equipment & Services — 0.92%
1,000,000	Gulfmark Offshore, Inc. 7.750%, 07/15/2014	985,000
1,000,000	Parker Drilling Co. 9.125%, 04/01/2018	1,015,000

		2,000,000

	Oil, Gas & Consumable Fuels — 7.83%
	Berry Petroleum Co.:
750,000	10.250%, 06/01/2014	843,750
2,000,000	8.250%, 11/01/2016	2,050,000
	Concho Resources, Inc.:
1,750,000	8.625%, 10/01/2017	1,863,750
550,000	6.500%, 01/15/2022	544,500
100,000	Continental Resources, Inc. 8.250%, 10/01/2019	107,500
1,000,000	Frontier Oil Corp. 6.875%, 11/15/2018	1,015,000
4,200,000	Goodrich Petroleum Corp. 8.875%, 03/15/2019 (Acquired 02/25/2011 through 04/20/2011, Cost $4,211,250)(e)	4,074,000
3,000,000	Inergy LP/Inergy Finance Corp. 6.875%, 08/01/2021	2,745,000
4,000,000	United Refining Co. 10.500%, 02/28/2018	3,780,000

		17,023,500
	Total Energy (Cost $19,148,473)	19,023,500

HEALTH CARE — 3.58%
	Health Care Providers & Services — 2.03%
4,000,000	CHS/Community Health Systems, Inc. 8.875%, 07/15/2015	3,940,000
	ExamWorks Group, Inc.
500,000	9.000%, 07/15/2019 (Acquired 07/14/2011, Cost $500,000)(e)	470,000

		4,410,000

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
	Pharmaceuticals — 1.55%
$3,500,000	Warner Chilcott Corp. 7.750%, 09/15/2018 (Acquired 08/12/2010 through 12/21/2010, Cost $3,533,750)(c)(e)	$3,360,000
	Total Health Care (Cost $8,123,789)	7,770,000

INDUSTRIALS — 15.66%
	Aerospace & Defense — 3.39%
	Kratos Defense & Security Solutions, Inc.
2,000,000	10.000%, 06/01/2017 (Acquired 07/14/2011, Cost $2,100,000)(e)	2,000,000
	TransDigm, Inc.
2,000,000	7.750%, 12/15/2018	2,045,000
	Triumph Group Inc.:
2,150,000	8.000%, 11/15/2017	2,252,125
1,000,000	8.625%, 07/15/2018	1,070,000

		7,367,125

	Commercial Services & Supplies — 4.44%
	Casella Waste Systems, Inc.
750,000	7.750%, 02/15/2019 (Acquired 01/26/2011 through 04/14/2011, Cost $756,250)(e)	712,500
	Cenveo Corp.
2,045,000	7.875%, 12/01/2013	1,441,725
	Covanta Holding Corp.:
1,000,000	3.250%, 06/01/2014	1,093,750
1,000,000	7.250%, 12/01/2020	1,003,079
	Interface, Inc.
2,909,000	9.500%, 02/01/2014	2,939,908
	Mobile Mini, Inc.
2,500,000	6.875%, 05/01/2015	2,462,500

		9,653,462

	Construction & Engineering — 1.15%
2,900,000	Tutor Perini Corp. 7.625%, 11/01/2018	2,494,000

	Electrical Equipment — 0.12%
250,000	Polypore International, Inc. 7.500%, 11/15/2017	252,500

	Machinery — 2.36%
1,500,000	Altra Holdings, Inc. 8.125%, 12/01/2016	1,537,500

	American Railcar Industries, Inc.
1,000,000	7.500%, 03/01/2014	985,000
	Chart Industries, Inc.
2,530,000	9.125%, 10/15/2015	2,606,963

		5,129,463

	Road & Rail — 4.20%
	Kansas City Southern de Mexico SA de CV:
4,000,000	8.000%, 02/01/2018(c)	4,300,000
2,000,000	6.625%, 12/15/2020(c)	2,080,000
2,000,000	6.125%, 06/15/2021(c)	2,000,000
	Kansas City Southern Railway
650,000	13.000%, 12/15/2013	747,500

		9,127,500
	Total Industrials (Cost $33,771,517)	34,024,050

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY — 5.72%
	Electronic Equipment, Instruments & Components — 1.67%
$3,450,000	Kemet Corp. 10.500%, 05/01/2018	$3,639,750

	Internet Software & Services — 0.12%
250,000	Equinix, Inc. 7.000%, 07/15/2021	249,687

	IT Services — 2.15%
5,000,000	iGate Corp. 9.000%, 05/01/2016 (Acquired 04/14/2011, Cost $5,000,000)(e)	4,675,000

	Semiconductors & Semiconductor Equipment — 1.09%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	572,091
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,791,663

		2,363,754

	Software — 0.69%
1,500,000	Audatex North America, Inc. 6.750%, 06/15/2018 (Acquired 06/10/2011, Cost $1,500,000)(e)	1,496,250
	Total Information Technology (Cost $12,179,257)	12,424,441

MATERIALS — 0.23%
	Metals & Mining — 0.23%
500,000	Steel Dynamics, Inc. 7.625%, 03/15/2020	501,875
	Total Materials (Cost $500,000)	501,875

TELECOMMUNICATION SERVICES — 0.44%
	Diversified Telecommunications — 0.44%
1,000,000	Level 3 Financing, Inc. 10.000%, 02/01/2018	965,000
	Total Telecommunication Services (Cost $1,073,826)	965,000

TOTAL CORPORATE BONDS		155,209,840
(COST $154,045,890)

SHORT TERM INVESTMENT — 5.94%
INVESTMENT COMPANY — 5.94%
12,916,820	Fidelity Institutional Government Portfolio — 0.01%(f)	12,916,820
	Total Investment Company (Cost $12,916,820)	12,916,820

TOTAL SHORT TERM INVESTMENT		12,916,820
(COST $12,916,820)

TOTAL INVESTMENTS — 97.41%		211,710,174
(COST $213,446,646)

Other Assets in Excess of Liabilities — 2.59%		5,627,831

TOTAL NET ASSETS — 100.00%		$217,338,005

(a)	Non Income Producing.
(b)	Fair valued security. The total value of this security amounted to $0 (0.00% of net assets) at September 30, 2011.
(c)	Foreign issued security. The total value of these securities amounted to $25,587,550 (11.77% of net assets) at September 30, 2011.
(d)	Illiquid Security. The total value of this security amounted to $0 (0.00% of net assets) at September 30, 2011.
(e)	Restricted security deemed liquid. The total value of restricted securities is $27,388,220 (12.60% of net assets) at September 30, 2011.
(f)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 87.62%
BERMUDA — 3.70%
	Food Products — 1.49%
1,254,263	Asian Citrus Holdings Ltd.(c)	$574,847
508,405	Asian Citrus Holdings Ltd.(c)	282,668

		857,515

	Industrial Conglomerates — 2.21%
27,995	Jardine Matheson Holding Ltd.(c)	1,272,464
	Total Bermuda (Cost $2,844,662)	2,129,979

BRAZIL — 6.76%
	Diversified Financial Services — 1.48%
184,320	BM&F Bovespa SA	849,916

	Health Care Providers & Services — 2.06%
58,200	Diagnosticos da America SA	485,967
60,000	Fleury SA	697,248

		1,183,215

	Real Estate Management & Development — 1.02%
36,000	BR Properties SA	324,531
16,000	Iguatemi Empresa de Shopping Centers SA	265,071

		589,602

	Wireless Telecommunication Services — 2.20%
53,630	Tim Participacoes SA — ADR	1,263,523
	Total Brazil (Cost $4,623,775)	3,886,256

CAYMAN ISLANDS — 5.96%
	Biotechnology — 1.18%
57,000	3SBio, Inc. — ADR(a)	680,010

	Communications Equipment — 0.28%
690,000	O-Net Communication Group Ltd.(a)(c)	161,104

	Construction Materials — 0.35%
300,000	China Shanshui Cement Group(c)	203,070

	Internet Software & Services — 0.91%
21,000	21Vianet Group, Inc. — ADR(a)	208,320
68,800	ChinaCache International Holdings Ltd. — ADR(a)	312,352

		520,672

	Media — 0.26%
31,000	Bona Film Group Ltd. — ADR(a)	146,940

	Personal Products — 0.24%
84,500	Biostime International Holdings Ltd.(c)	140,857

	Specialty Retail — 1.69%
100,000	China ZhengTong Auto Services Holdings Ltd.(a)(c)	88,760
229,500	Lentuo Internationl Inc. — ADR(a)	881,280

		970,040

	Textiles, Apparel & Luxury Goods — 1.05%
270,000	Stella International Holdings Ltd.(c)	603,295
	Total Cayman Islands (Cost $4,260,070)	3,425,988

SHARES OR FACE AMOUNT		FAIR VALUE*

CHILE — 1.45%
	Beverages — 1.45%
16,200	Compania Cervecerias Unidas S.A. — ADR	$836,730
	Total Chile (Cost $794,327)	836,730

CHINA — 1.94%
	Health Care Equipment & Supplies — 1.94%
47,200	Mindray Medical International Ltd. — ADR	1,114,392
	Total China (Cost $1,255,143)	1,114,392

FRANCE — 9.42%
	Beverages — 2.30%
9,000	Pernod Ricard SA(c)	704,632
9,000	Remy Cointreau SA(c)	620,448

		1,325,080

	Chemicals — 0.81%
4,000	Air Liquide SA(c)	467,102

	Electrical Equipment — 1.58%
17,000	Schneider Electric(c)	909,762

	Food Products — 1.94%
18,100	DANONE S.A.(c)	1,112,664

	Machinery — 0.59%
5,899	Vallourec SA(c)	337,816

	Software — 1.42%
11,600	Dassault Systemes S.A.(c)	819,134

	Textiles, Apparel & Luxury Goods — 0.78%
3,400	LVMH Moet Hennessy Louis Vuitton SA(c)	448,800
	Total France (Cost $6,296,528)	5,420,358

GERMANY — 12.07%
	Automobiles — 0.33%
2,000	Bayerische Motoren Werke (BMW) AG — ADR(c)	132,122
2,500	Bayerische Motoren Werke (BMW) AG — ADR(c)	55,000

		187,122

	Food Products — 0.72%
2,200	KWS Saat AG(c)	412,320

	Health Care Equipment & Supplies — 2.12%
13,700	Fresenius SE(c)	1,217,746

	Household Products — 1.63%
21,400	Henkel AG & Co. KGaA(c)	937,905

	Industrial Conglomerates — 0.70%
4,500	Siemens AG — ADR	404,055

	Pharmaceuticals — 1.54%
13,100	Bayer AG(c)	722,906
3,000	Bayer AG — ADR(c)	164,430

		887,336

	Software — 1.53%
17,400	SAP AG — ADR	880,788

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

GERMANY (Continued)
	Textiles, Apparel & Luxury Goods — 3.50%
17,700	Adidas AG(c)	$1,077,148
3,200	Puma AG Rudolf Dassler Sport(c)	934,494

		2,011,642
	Total Germany (Cost $7,508,088)	6,938,914

HONG KONG — 5.42%
	Automobiles — 0.94%
400,000	Dongfeng Motor Group Co. Ltd. — Class H(c)	542,277

	Hotels, Restaurants & Leisure — 0.46%
215,000	Fairwood Holdings Ltd.(c)	266,407

	IT Services — 0.89%
1,170,000	Travelsky Technology Ltd. — Class H(c)	510,050

	Specialty Retail — 0.70%
85,000	Belle International Holdings Ltd.(c)	146,539
350,000	Emperor Watch & Jewellery Ltd.(c)	41,666
450,000	Oriental Watch Holdings Ltd.(c)	211,126

		399,331

	Textiles, Apparel & Luxury Goods — 1.55%
770,000	Anta Sports Products Ltd.(c)	889,721

	Wireless Telecommunication Services — 0.88%
52,000	China Mobile Ltd.(c)	508,316
	Total Hong Kong (Cost $3,638,172)	3,116,102

INDIA — 1.47%
	Pharmaceuticals — 1.47%
28,300	Dr. Reddy’s Laboratories Ltd. — ADR	843,340
	Total India (Cost $721,953)	843,340

ISRAEL — 1.94%
	Pharmaceuticals — 1.94%
30,000	Teva Pharmaceutical Industries Ltd. — ADR	1,116,600
	Total Israel (Cost $1,417,008)	1,116,600

ITALY — 0.49%
	Food & Staples Retailing — 0.49%
27,000	MARR SpA(c)	279,460
	Total Italy (Cost $290,405)	279,460

JAPAN — 2.14%
	Electronic Equipment, Instruments & Components — 0.54%
34,000	Nippon Electric Glass Co., Ltd.(c)	308,958

	Machinery — 1.20%
5,000	FANUC CORP.(c)	688,729

	Tobacco — 0.40%
50	JAPAN TOBACCO INC.(c)	233,878
	Total Japan (Cost $1,527,945)	1,231,565

LUXEMBOURG — 2.06%
	Wireless Telecommunication Services — 2.06%
11,900	Millicom International Cellular SA(a)(c)	1,185,856
	Total Luxembourg (Cost $890,509)	1,185,856

SHARES OR FACE AMOUNT		FAIR VALUE*

MALAYSIA — 2.02%
	Airlines — 1.72%
1,055,000	AirAsia BHD(c)	$989,059

	Hotels, Restaurants & Leisure — 0.30%
100,000	QSR Brands Bhd(c)	172,053
	Total Malaysia (Cost $673,270)	1,161,112

MEXICO — 0.79%
	Wireless Telecommunication Services — 0.79%
20,600	America Movil SAB de CV — ADR	454,848
	Total Mexico (Cost $495,619)	454,848

NETHERLANDS — 2.95%
	Food Products — 1.64%
29,900	Unilever NV — NY Shares — ADR	941,551

	Semiconductors & Semiconductor Equipment — 1.31%
14,500	ASML Holding N.V. — NY Shares — ADR	500,830
18,000	NXP Semiconductors NV(a)	254,160

		754,990
	Total Netherlands (Cost $2,078,607)	1,696,541

NORWAY — 0.81%
	Commercial Services & Supplies — 0.81%
72,000	Tomra Systems Asa(c)	463,325
	Total Norway (Cost $437,066)	463,325

SINGAPORE — 3.33%
	Hotels, Restaurants & Leisure — 0.29%
120,000	Mandarin Oriental International Ltd.(c)	165,473

	Industrial Conglomerates — 2.12%
46,695	Jardine Strategic Holdings Ltd.(a)(c)	1,222,424

	Semiconductors & Semiconductor Equipment — 0.92%
16,070	Avago Technologies Ltd.	526,614
	Total Singapore (Cost $1,796,122)	1,914,511

SPAIN — 0.37%
	Specialty Retail — 0.37%
2,500	Industria de Diseno Textil, S.A. (Inditex)(c)	213,413
	Total Spain (Cost $207,458)	213,413

SWEDEN — 0.84%
	Communications Equipment — 0.84%
50,500	Telefonaktirbolaget LM Ericsson — ADR	482,275
	Total Sweden (Cost $655,166)	482,275

SWITZERLAND — 10.84%
	Capital Markets — 3.67%
92,900	GAM Holding AG(c)	1,162,794
28,400	Julius Baer Group Ltd.(c)	949,076

		2,111,870

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

SWITZERLAND (Continued)
	Chemicals — 1.24%
13,700	Syngenta Ag — ADR	$710,619

	Electrical Equipment — 1.70%
57,400	ABB Ltd. — ADR	980,392

	Food Products — 2.03%
800	Barry Callebaut Ag(c)	673,542
9,000	Nestle SA(c)	495,474

		1,169,016

	Marine — 0.29%
1,500	Kuehne + Nagel International AG(c)	168,350

	Textiles, Apparel & Luxury Goods — 1.91%
15,000	Compagnie Financiere Richemont SA — Class BR A(c)	668,181
1,300	The Swatch Group AG(c)	427,731

		1,095,912
	Total Switzerland (Cost $6,753,081)	6,236,159

TAIWAN, PROVINCE OF CHINA — 1.67%
	Semiconductors & Semiconductor Equipment — 1.67%
84,281	Taiwan Semiconductor Manufacturing Company Ltd. — ADR	963,332
	Total Taiwan, Province of China (Cost $858,238)	963,332

UNITED KINGDOM — 8.69%
	Beverages — 2.23%
12,600	Diageo plc — ADR	956,718
10,000	SABMiller plc(c)	326,291

		1,283,009

	Capital Markets — 2.43%
41,500	Schroders PLC(c)	822,639
35,500	Schroders PLC(c)	573,322

		1,395,961

	Health Care Equipment & Supplies — 1.16%
14,900	Smith & Nephew PLC — ADR	665,881

	Hotels, Restaurants & Leisure — 1.52%
141,085	Millennium & Copthorne Hotels PLC(c)	878,091

	Internet Software & Services — 1.35%
90,000	Telecity Group PLC(a)(c)	776,507
	Total United Kingdom (Cost $5,559,423)	4,999,449

UNITED STATES — 0.49%
	Software — 0.49%
37,900	AsiaInfo — Linkage Inc.(a)	279,702
	Total United States (Cost $610,886)	279,702

TOTAL COMMON STOCKS		50,390,207
(COST $56,193,521)

SHARES OR FACE AMOUNT		FAIR VALUE*

PREFERRED STOCKS — 3.39%
BRAZIL — 3.39%
	Beverages — 2.03%
38,100	Companhia de Bebidas das Americas (AMBEV) — ADR	$1,167,765

	Oil, Gas & Consumable Fuels — 1.36%
37,800	Petroleo Brasileiro S.A. — ADR	783,216
	Total Brazil (Cost $2,094,368)	1,950,981

TOTAL PREFERRED STOCKS		1,950,981
(COST $2,094,368)

SHORT TERM INVESTMENT — 4.77%
INVESTMENT COMPANY — 4.77%
2,745,360	Fidelity Institutional Government Portfolio — 0.01%(b)	2,745,360
	Total Investment Company (Cost $2,745,360)	2,745,360

TOTAL SHORT TERM INVESTMENT		2,745,360
(COST $2,745,360)

TOTAL INVESTMENTS — 95.78%		55,086,548
(COST $61,033,249)

Other Assets in Excess of Liabilities — 4.22%		2,424,689

TOTAL NET ASSETS — 100.00%		$57,511,237

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non Income Producing.
(b)	7-day yield.
(c)	Security subject to the fair value trigger. The total value of these securities amounted to $31,362,222 (54.53% of net assets) at September 30, 2011.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

As of September 30, 2011, the industry diversification was as follows:

	FAIR VALUE	PERCENTAGE
Common Stocks
Airlines	$989,060	1.72%
Automobiles	729,399	1.27%
Beverage	3,444,820	5.99%
Biotechnology	680,010	1.18%
Capital Markets	3,507,831	6.10%
Chemicals	1,177,721	2.05%
Commercial Service & Supplies	463,325	0.81%
Communications Equipment	643,379	1.12%
Construction Materials	203,070	0.35%
Diversified Financial Services	849,916	1.48%
Electrical Equipment	1,890,154	3.29%
Electronic Equipment, Instruments & Components	308,958	0.54%
Food & Staples Retailing Products	279,460	0.49%
Food Products	4,633,923	8.06%
Health Care Equipment & Supplies	1,780,273	3.09%
Health Care Providers & Services	2,400,961	4.17%
Hotels, Resturants & Leisure	1,482,025	2.58%
Household Durable	937,905	1.63%
Industrial Conglomerates	2,898,943	5.04%
Internet Software & Services	1,297,178	2.26%
IT Services	510,050	0.89%
Machinery	1,026,545	1.78%
Marine	168,349	0.29%
Media	146,940	0.26%
Pharmaceuticals	2,847,276	4.95%
Real Estate Management & Development	589,602	1.02%
Semiconductors & Semiconductor Equipment	2,244,936	3.90%
Software	1,979,624	3.44%
Specialty Retail	1,582,784	2.75%
Textiles, Apparel & Luxury Goods	5,049,370	8.78%
Tobacco	233,878	0.41%
Wireless Telecommunications	3,412,542	5.93%

Total Common Stocks	50,390,207	87.62%

Preferred Stocks
Beverage	1,167,765	2.03%
Oil, Gas & Consumable Fuels	783,216	1.36%

Total Preferred Stocks	1,950,981	3.39%

Short Term Investment
Investment Company	2,745,360	4.77%

Total Short Term Investment	2,745,360	4.77%

Total Investments	55,086,548	95.78%
Other Assets in Excess of Liabilities	2,424,689	4.22%

TOTAL NET ASSETS	$57,511,237	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Large Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 96.94%
CONSUMER DISCRETIONARY — 11.64%
	Automobiles — 3.69%
16,300	TOYOTA MOTOR CORP. — ADR(b)	$1,112,638

	Media — 3.73%
37,300	The Walt Disney Co.	1,124,968

	Specialty Retail — 2.37%
11,600	Abercrombie & Fitch Co. — Class A	714,096

	Textiles, Apparel & Luxury Goods — 1.85%
4,300	Ralph Lauren Corp.	557,710
	Total Consumer Discretionary (Cost $3,020,388)	3,509,412

CONSUMER STAPLES — 2.18%
	Food & Staples Retailing — 2.18%
8,000	Costco Wholesale Corp.	656,960
	Total Consumer Staples (Cost $344,607)	656,960

ENERGY — 3.13%
	Energy Equipment & Services — 3.13%
15,779	Schlumberger Ltd.(b)	942,479
	Total Energy (Cost $860,518)	942,479

FINANCIALS — 15.92%
	Capital Markets — 2.04%
17,600	Northern Trust Corp.	615,648

	Diversified Financial Services — 13.88%
16,300	American Express Co.	731,870
10,300	Franklin Resources, Inc.	985,092
33,200	JPMorgan Chase & Co.	999,984
14,000	T. Rowe Price Group, Inc.	668,780
9,300	Visa Inc.	797,196

		4,182,922
	Total Financials (Cost $4,433,636)	4,798,570

HEALTH CARE — 16.41%
	Biotechnology — 4.29%
33,300	Gilead Sciences, Inc.(a)	1,292,040

	Health Care Providers & Services — 1.50%
30,300	HealthSouth Corp.(a)	452,379

	Life Science Tools & Services — 2.99%
28,900	Agilent Technologies, Inc.(a)	903,125

	Pharmaceuticals — 7.63%
8,000	Bayer AG — ADR(b)	438,480
35,300	Forest Laboratories, Inc. (a)	1,086,887
20,900	Hospira, Inc.(a)	773,300

		2,298,667
	Total Health Care (Cost $5,326,643)	4,946,211

    Buffalo Large Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS — 9.04%
	Aerospace & Defense — 3.67%
18,300	The Boeing Co.	$1,107,333

	Air Freight & Logistics — 3.79%
16,900	FedEx Corp.	1,143,792

	Construction & Engineering — 1.58%
10,200	Fluor Corp.	474,810
	Total Industrials (Cost $2,337,681)	2,725,935

INFORMATION TECHNOLOGY — 33.93%
	Communications Equipment — 9.99%
50,500	Juniper Networks, Inc.(a)	871,630
21,300	Motorola Solutions, Inc.(a)	892,470
25,600	QUALCOMM Inc.	1,244,928

		3,009,028

	Computers & Peripherals — 3.02%
26,800	NetApp, Inc.(a)	909,592

	Electronic Equipment, Instruments & Components — 1.65%
40,300	Corning Inc.	498,108

	Internet Software & Services — 3.70%
37,800	eBay Inc.(a)	1,114,722

	Semiconductors & Semiconductor Equipment — 12.22%
81,600	Applied Materials, Inc.	844,560
30,400	Broadcom Corp. — Class A	1,012,016
32,700	Intel Corp.	697,491
42,400	Texas Instruments, Inc.	1,129,960

		3,684,027

	Software — 3.35%
49,400	Electronic Arts Inc.(a)	1,010,230
	Total Information Technology (Cost $9,741,428)	10,225,707

MATERIALS — 4.69%
	Chemicals — 4.69%
15,700	Monsanto Co.	942,628
7,600	Sigma — Aldrich Corp.	469,604
	Total Materials (Cost $1,307,549)	1,412,232

TOTAL COMMON STOCKS		29,217,506
(COST $27,372,450)

SHARES OR FACE AMOUNT		FAIR VALUE*

SHORT TERM INVESTMENT — 4.57%
INVESTMENT COMPANY — 4.57%
1,377,610	Fidelity Institutional Government Portfolio — 0.01%(c)	$1,377,610
	Total Investment Company (Cost $1,377,610)	1,377,610

	TOTAL SHORT TERM INVESTMENT	1,377,610
	(COST $1,377,610)

	TOTAL INVESTMENTS — 101.51%	30,595,116
	(COST $28,750,060)

	Liabilities in Excess of Other Assets — (1.51)%	(455,598)

	TOTAL NET ASSETS — 100.00%	$30,139,518

ADR — American Depositary Receipt

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $2,493,597 (8.27% of net assets) at September 30, 2011.
(c)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor

Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Micro Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 95.72%
CONSUMER DISCRETIONARY — 9.89%
	Diversified Consumer Services — 2.92%
75,500	National American University Holdings, Inc.	$540,580
7,200	Steiner Leisure Ltd.(a)(b)	293,544

		834,124

	Hotels, Restaurants & Leisure — 3.38%
52,898	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	366,054
71,200	Shuffle Master, Inc.(a)	598,792

		964,846

	Household Durables — 0.87%
77,997	The Dixie Group, Inc.(a)(c)	248,031

	Textiles, Apparel & Luxury Goods — 2.72%
22,600	Oxford Industries, Inc.	775,180
	Total Consumer Discretionary (Cost $2,686,168)	2,822,181

CONSUMER STAPLES — 2.76%
	Beverages — 0.99%
50,000	Primo Water Corp.(a)	282,000

	Food Products — 1.77%
85,600	Smart Balance, Inc.(a)	505,040
	Total Consumer Staples (Cost $1,081,020)	787,040

FINANCIALS — 8.35%
	Capital Markets — 3.30%
12,800	Cohen & Steers, Inc.	368,000
88,800	Edelman Financial Group Inc.	573,648

		941,648

	Diversified Financial Services — 5.05%
55,400	MarketAxess Holdings, Inc.	1,441,508
	Total Financials (Cost $1,669,598)	2,383,156

HEALTH CARE — 18.62%
	Health Care Equipment & Supplies — 8.50%
50,200	Align Technology, Inc.(a)	761,534
16,400	ICU Medical, Inc.(a)	603,520
13,925	Meridian Bioscience, Inc.	219,179
11,050	Neogen Corp.(a)	383,656
15,100	Sonosite, Inc.(a)	458,134

		2,426,023

	Health Care Providers & Services — 3.89%
11,000	Landauer, Inc.	544,940
17,000	National Research Corp.	563,380

		1,108,320

	Health Care Technology — 6.23%
8,200	Computer Programs and Systems, Inc.	542,430
29,700	Medidata Solutions, Inc.(a)	488,268
54,100	Omnicell, Inc.(a)	745,498

		1,776,196
	Total Health Care (Cost $3,930,130)	5,310,539

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS — 12.55%
	Building Products — 1.51%
42,400	Ameresco, Inc. — Class A(a)	$430,784

	Construction & Engineering — 2.84%
45,900	MYR Group Inc.(a)	809,676

	Electrical Equipment — 2.91%
60,000	Thermon Group Holdings Inc.(a)	829,200

	Machinery — 3.28%
22,200	Chart Industries, Inc.(a)	936,174

	Professional Services — 2.01%
13,900	Exponent, Inc.(a)	574,487
	Total Industrials (Cost $2,826,934)	3,580,321

INFORMATION TECHNOLOGY — 41.28%
	Communications Equipment — 0 2.69%
71,900	EXFO, Inc.(a)(b)	440,028
65,400	ShoreTel, Inc.(a)	325,692

		765,720

	Computers & Peripherals — 2.98%
27,492	Rimage Corp.	347,774
27,100	Stratasys, Inc.(a)	502,434

		850,208

	Electronic Equipment, Instruments & Components — 3.22%
20,000	DTS, Inc.(a)	496,600
35,500	Electro Scientific Industries, Inc.(a)	422,095

		918,695

	Internet Software & Services — 18.72%
40,000	comScore Inc.(a)	674,800
55,500	Cornerstone OnDemand, Inc.(a)	695,970
22,000	Envestnet, Inc.(a)	220,000
158,500	Internap Network Services Corp.(a)	779,820
21,000	Keynote Systems, Inc.	443,730
39,300	NIC, Inc.	449,985
20,000	Responsys, Inc.(a)	215,600
42,800	SciQuest, Inc.(a)	639,432
36,000	SPS Commerce Inc.(a)	586,440
40,900	XO Group, Inc.(a)	334,153
112,000	Zix Corp.(a)	299,040

		5,338,970

	Semiconductors & Semiconductor Equipment — 3.57%
6,200	Cabot Microelectronics Corp.(a)	213,218
8,500	NVE Corp.(a)	515,610
71,100	PDF Solutions, Inc.(a)	290,088

		1,018,916

	Software — 10.10%
16,500	ACI Worldwide, Inc.(a)	454,410
101,078	Deltek, Inc.(a)	607,479
25,000	EPIQ Systems, Inc.	313,250
56,800	PROS Holdings, Inc.(a)	732,152
35,500	Tangoe, Inc.(a)	401,505
56,500	Velti PLC(a)(b)	373,465

		2,882,261
	Total Information Technology (Cost $12,860,457)	11,774,770

    Buffalo Micro Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

MATERIALS — 2.27%
	Chemicals — 1.04%
36,600	STR Holdings Inc.(a)	$296,826

	Metals & Mining — 1.23%
47,300	Horsehead Holding Corp.(a)	350,966
	Total Materials (Cost $858,699)	647,792

TOTAL COMMON STOCKS		27,305,799
(Cost $25,913,006)

SHORT TERM INVESTMENT — 4.00%
INVESTMENT COMPANY — 4.00%
1,141,488	Fidelity Institutional Government Portfolio — 0.01%(d)	1,141,488
	Total Investment Company (Cost $1,141,488)	1,141,488

TOTAL SHORT TERM INVESTMENT		1,141,488
(Cost $1,141,488)

TOTAL INVESTMENTS — 99.72%		28,447,287
(Cost $27,054,494)

Other Assets in Excess of Liabilities — 0.28%		79,121

TOTAL NET ASSETS — 100.00%		$28,526,408

PLC — Public Limited Company

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $1,107,037 (3.88% of net assets) at September 30, 2011.
(c)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to $96,990 (0.34% of net assets) at September 30, 2011.
(d)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor

Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Mid Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 97.17%
CONSUMER DISCRETIONARY — 33.40%
	Auto Components — 5.00%
327,350	Autoliv, Inc.	$15,876,475
650,700	Gentex Corp.	15,649,335

		31,525,810

	Diversified Consumer Services — 5.55%
808,800	Career Education Corp.(a)	10,554,840
432,400	DeVry, Inc.	15,981,504
147,794	ITT Educational Services, Inc.(a)	8,509,978

		35,046,322

	Hotels, Restaurants & Leisure — 5.06%
21,000	Chipotle Mexican Grill, Inc.(a)	6,361,950
856,500	International Game Technology	12,444,945
355,675	Life Time Fitness, Inc.(a)	13,106,624

		31,913,519

	Household Durables — 2.29%
505,650	Harman International Industries, Inc.	14,451,477

	Specialty Retail — 9.38%
389,600	Abercrombie & Fitch Co. — Class A	23,983,776
475,700	Chico’s FAS, Inc.	5,437,251
329,800	PETsMART, Inc.	14,065,970
62,900	Tiffany & Co.	3,825,578
531,300	Urban Outfitters, Inc.(a)	11,858,616

		59,171,191

	Textiles, Apparel & Luxury Goods — 6.12%
87,800	Deckers Outdoor Corp.(a)	8,188,228
112,600	Ralph Lauren Corp.	14,604,220
238,500	Under Armour, Inc. — Class A(a)	15,838,785

		38,631,233
	Total Consumer Discretionary (Cost $193,685,990)	210,739,552

CONSUMER STAPLES — 2.39%
	Food & Staples Retailing — 2.39%
230,600	Whole Foods Market, Inc.	15,060,486
	Total Consumer Staples (Cost $8,809,082)	15,060,486

FINANCIALS — 15.66%
	Capital Markets — 6.23%
139,000	Affiliated Managers Group, Inc.(a)	10,848,950
442,900	Eaton Vance Corp.	9,863,383
917,400	Janus Capital Group, Inc.	5,504,400
373,300	Northern Trust Corp.	13,058,034

		39,274,767

	Diversified Financial Services — 9.43%
286,400	Global Payments Inc.	11,567,696
527,000	Moody’s Corp.	16,047,150
360,800	Morningstar, Inc.	20,363,552
380,500	MSCI, Inc.(a)	11,540,565

		59,518,963
	Total Financials (Cost $106,825,286)	98,793,730

    Buffalo Mid Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE — 11.55%
	Biotechnology — 1.01%
694,600	Amylin Pharmaceuticals, Inc.(a)	$6,411,158

	Health Care Equipment & Supplies — 1.60%
329,400	DENTSPLY International, Inc.	10,109,286

	Life Sciences Tools & Services — 4.89%
235,600	Charles River Laboratories International, Inc.(a)	6,742,872
182,050	Illumina, Inc.(a)	7,449,486
649,200	Pharmaceutical Product Development, Inc.	16,658,472

		30,850,830

	Pharmaceuticals — 4.05%
458,000	Forest Laboratories, Inc.(a)	14,101,820
309,000	Hospira, Inc.(a)	11,433,000

		25,534,820
	Total Health Care (Cost $84,624,500)	72,906,094

INDUSTRIALS — 6.25%
	Air Freight & Logistics — 0.87%
419,100	UTI Worldwide, Inc.(b)	5,465,064

	Commercial Services & Supplies — 1.75%
726,600	Covanta Holding Corp.	11,037,054

	Construction & Engineering — 2.37%
795,700	Quanta Services, Inc.(a)	14,951,203

	Professional Services — 1.26%
228,900	Verisk Analytics, Inc. — Class A(a)	7,958,853
	Total Industrials (Cost $43,733,278)	39,412,174

INFORMATION TECHNOLOGY — 24.45%
	Communications Equipment — 1.50%
548,350	Juniper Networks, Inc.(a)	9,464,521

	Electronic Equipment, Instruments & Components — 2.16%
497,700	Dolby Laboratories, Inc. — Class A(a)	13,656,888

	Internet Software & Services — 4.42%
451,900	Akamai Technologies, Inc.(a)	8,983,772
174,700	Equinix, Inc.(a)	15,518,601
473,250	Monster Worldwide, Inc.(a)	3,397,935

		27,900,308

	IT Services — 5.24%
129,500	Fiserv, Inc.(a)	6,574,715
65,500	FleetCor Technologies Inc.(a)	1,720,030
984,900	NeuStar, Inc.(a)	24,760,386

		33,055,131

	Semiconductors & Semiconductor Equipment — 3.03%
498,800	KLA — Tencor Corp.	19,094,064

	Software — 8.10%
131,600	ANSYS, Inc.(a)	6,453,664
1,145,800	Electronic Arts Inc.(a)	23,431,610
258,000	Red Hat, Inc.(a)	10,903,080
204,400	Solera Holdings Inc.	10,322,200

		51,110,554
	Total Information Technology (Cost $153,514,129)	154,281,466

SHARES OR FACE AMOUNT		FAIR VALUE*

MATERIALS — 3.47%
	Chemicals — 3.47%
169,200	FMC Corp.	$11,701,872
164,800	Sigma-Aldrich Corp.	10,182,992
	Total Materials (Cost $16,442,450)	21,884,864

TOTAL COMMON STOCKS		613,078,366
(COST $607,634,715)

SHORT TERM INVESTMENT — 3.93%
INVESTMENT COMPANY — 3.93%
24,825,808	Fidelity Institutional Government Portfolio — 0.01%(c)	24,825,808
	Total Investment Company (Cost $24,825,808)	24,825,808

TOTAL SHORT TERM INVESTMENT		24,825,808
(COST $24,825,808)

TOTAL INVESTMENTS — 101.10%		637,904,174
(COST $632,460,523)

Liabilities in Excess of Other Assets — (1.10)%		(6,939,882)

TOTAL NET ASSETS — 100.00%		$630,964,292

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $5,465,064 (0.87% of net assets) at September 30, 2011.
(c)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor

Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Science & Technology Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 97.38%
ENERGY — 2.81%
	Energy Equipment & Services — 2.81%
100,300	Baker Hughes, Inc.	$4,629,848
67,825	Schlumberger Ltd.(b)	4,051,187
	Total Energy (Cost $7,292,529)	8,681,035

HEALTH CARE — 32.77%
	Biotechnology — 5.57%
801,100	Amylin Pharmaceuticals, Inc.(a)	7,394,153
252,000	Gilead Sciences, Inc.(a)	9,777,600

		17,171,753

	Health Care Equipment & Supplies — 5.03%
462,300	Align Technology, Inc.(a)	7,013,091
101,200	Baxter International Inc.	5,681,368
165,600	NuVasive, Inc.(a)	2,826,792

		15,521,251

	Health Care Providers & Services — 1.27%
263,000	HealthSouth Corp.(a)	3,926,590

	Health Care Technology — 2.08%
52,700	athenahealth Inc.(a)	3,138,285
49,800	Computer Programs and Systems, Inc.	3,294,270

		6,432,555

	Life Sciences Tools & Services — 8.76%
144,800	Agilent Technologies, Inc.(a)	4,525,000
205,100	Charles River Laboratories International, Inc.(a)	5,869,962
84,500	Illumina, Inc.(a)	3,457,740
288,800	Pharmaceutical Product Development, Inc.	7,410,608
84,900	Techne Corp.	5,774,049

		27,037,359

	Pharmaceuticals — 10.06%
112,200	Allergan, Inc.	9,243,036
263,800	Forest Laboratories, Inc.(a)	8,122,402
236,300	Hospira, Inc.(a)	8,743,100
344,600	Warner Chilcott PLC — Class A(a)(b)	4,927,780

		31,036,318
	Total Health Care (Cost $109,281,516)	101,125,826

INDUSTRIALS — 8.77%
	Aerospace & Defense — 1.61%
184,400	Ceradyne, Inc.(a)	4,958,516

	Construction & Engineering — 2.29%
376,000	Quanta Services, Inc.(a)	7,065,040

	Electrical Equipment — 1.05%
46,900	Roper Industries, Inc.	3,231,879

	Machinery — 2.39%
175,100	Chart Industries, Inc.(a)	7,383,967

	Professional Services — 1.43%
147,900	The Corporate Executive Board Co.	4,407,420
	Total Industrials (Cost $23,036,350)	27,046,822

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY — 49.23%
	Communications Equipment — 10.17%
174,500	ADTRAN, Inc.	$4,617,270
506,200	Cisco Systems, Inc.	7,841,038
289,200	Juniper Networks, Inc.(a)	4,991,592
154,100	Motorola Solutions, Inc.(a)	6,456,790
153,900	QUALCOMM Inc.	7,484,157

		31,390,847

	Computers & Peripherals — 3.91%
290,900	EMC Corp.(a)	6,105,991
175,100	NetApp, Inc.(a)	5,942,894

		12,048,885

	Electronic Equipment, Instruments & Components — 2.47%
313,600	Corning Inc.	3,876,096
136,900	Dolby Laboratories, Inc. — Class A(a)	3,756,536

		7,632,632

	Internet Software & Services — 9.57%
332,000	Akamai Technologies, Inc.(a)	6,600,160
103,900	Ancestry.com, Inc.(a)	2,441,650
251,500	eBay Inc.(a)	7,416,735
62,500	Equinix, Inc.(a)	5,551,875
14,600	Google Inc. — Class A(a)	7,509,948

		29,520,368

	IT Services — 5.57%
54,900	International Business Machines Corp. (IBM)	9,609,147
301,400	NeuStar, Inc.(a)	7,577,196

		17,186,343

	Semiconductors & Semiconductor Equipment — 9.36%
557,600	Applied Materials, Inc.	5,771,160
196,500	Broadcom Corp. — Class A	6,541,485
81,975	FormFactor Inc.(a)	510,704
289,550	Intel Corp.	6,176,102
215,100	Semtech Corp.(a)	4,538,610
200,500	Texas Instruments, Inc.	5,343,325

		28,881,386

	Software — 8.18%
74,700	ANSYS, Inc.(a)	3,663,288
75,200	Citrix Systems, Inc.(a)	4,100,656
434,200	Electronic Arts Inc.(a)	8,879,390
299,300	Oracle Corp.	8,601,882

		25,245,216
	Total Information Technology (Cost $155,405,645)	151,905,677

MATERIALS — 3.80%
	Chemicals — 3.80%
67,100	FMC Corp.	4,640,636
118,100	Monsanto Co.	7,090,724
	Total Materials (Cost $11,893,075)	11,731,360

TOTAL COMMON STOCKS		300,490,720
(COST $306,909,115)

    Buffalo Science & Technology Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

SHORT TERM INVESTMENT — 3.71%
INVESTMENT COMPANY — 3.71%
11,442,284	Fidelity Institutional Government Portfolio — 0.01%(c)	$11,442,284
	Total Investment Company (Cost $11,442,284)	11,442,284

	TOTAL SHORT TERM INVESTMENT	11,442,284
	(COST $11,442,284)

	TOTAL INVESTMENTS — 101.09%	311,933,004
	(COST $318,351,399)

	Liabilities in Excess of Other Assets — (1.09)%	(3,355,522)

	TOTAL NET ASSETS — 100.00%	$308,577,482

PLC — Public Limited Company

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $8,978,967 (2.91% of net assets) at September 30, 2011.
(c)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor

Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 97.36%
CONSUMER DISCRETIONARY — 22.98%
	Auto Components — 2.30%
2,161,064	Gentex Corp.	$51,973,589

	Diversified Consumer Services — 4.07%
591,500	Capella Education Co.(a)	16,786,770
3,816,300	Career Education Corp.(a)(d)	49,802,715
512,183	DeVry, Inc.	18,930,284
462,239	Universal Technical Institute, Inc.(a)	6,281,828

		91,801,597

	Hotels, Restaurants & Leisure — 12.55%
1,454,450	Ameristar Casinos, Inc.	23,343,922
2,227,200	Life Time Fitness, Inc.(a)(d)	82,072,320
1,918,000	P.F. Chang’s China Bistro, Inc.(d)	52,246,320
646,200	Panera Bread Co.(a)	67,166,028
3,304,525	WMS Industries, Inc.(a)(d)	58,126,595

		282,955,185

	Household Durables — 1.88%
1,480,800	Harman International Industries, Inc.	42,321,264

	Textiles, Apparel & Luxury Goods — 2.18%
1,008,225	Oxford Industries, Inc.(d)	34,582,118
220,200	Under Armour, Inc. — Class A(a)	14,623,482

		49,205,600
	Total Consumer Discretionary (Cost $450,514,458)	518,257,235

CONSUMER STAPLES — 1.83%
	Food & Staples Retailing — 1.83%
1,083,700	The Fresh Market, Inc.(a)	41,353,992
	Total Consumer Staples (Cost $44,587,752)	41,353,992

FINANCIALS — 10.54%
	Capital Markets — 4.89%
1,222,000	Financial Engines Inc.(a)	22,130,420
878,100	Stifel Financial Corp.(a)	23,322,336
2,594,650	Waddell & Reed Financial, Inc. — Class A	64,892,196

		110,344,952

	Diversified Financial Services — 4.14%
1,736,706	MarketAxess Holdings, Inc.(c)	45,189,090
854,900	Morningstar, Inc.(c)	48,250,556

		93,439,646

	Real Estate Management & Development — 1.51%
1,323,100	FirstService Corp.(a)(b)(c)	34,030,132
	Total Financials (Cost $153,493,954)	237,814,730

HEALTH CARE — 18.93%
	Biotechnology — 1.58%
3,849,800	Amylin Pharmaceuticals, Inc.(a)	35,533,654

	Health Care Equipment & Services — 1.04%
1,186,800	PSS World Medical, Inc.(a)	23,368,092

    Buffalo Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
	Health Care Equipment & Supplies — 5.75%
5,344,525	Align Technology, Inc.(a)(c)(d)	$81,076,444
831,800	Haemonetics Corp.(a)	48,643,664

		129,720,108

	Health Care Providers & Services — 0.58%
814,100	VCA Antech, Inc.(a)	13,009,318

	Health Care Technology — 3.17%
1,202,700	athenahealth Inc.(a)	71,620,785

	Life Sciences Tools & Services — 6.81%
741,535	Charles River Laboratories International, Inc.(a)	21,222,732
2,040,900	ICON PLC — ADR(a)(b)	32,817,672
1,686,856	Pharmaceutical Product Development, Inc.	43,284,725
827,400	Techne Corp.(c)	56,271,474

		153,596,603
	Total Health Care (Cost $375,012,281)	426,848,560

INDUSTRIALS — 12.75%
	Aerospace & Defense — 4.00%
476,600	Ceradyne, Inc.(a)	12,815,774
3,496,500	Hexcel Corp.(a)	77,482,440

		90,298,214

	Machinery — 2.26%
186,650	Chart Industries, Inc.(a)	7,871,030
551,369	Valmont Industries, Inc.	42,973,700

		50,844,730

	Professional Services — 6.49%
2,582,860	The Corporate Executive Board Co.(c)(d)	76,969,228
956,100	Costar Group, Inc.(a)	49,688,517
1,616,800	Korn Ferry International(a)	19,708,792

		146,366,537
	Total Industrials (Cost $215,737,216)	287,509,481

INFORMATION TECHNOLOGY — 30.33%
	Communications Equipment — 3.90%
$2,732,408	ADTRAN, Inc.	72,299,516
1,398,000	Ciena Corp.(a)	15,657,600

		87,957,116

	Computers & Peripherals — 1.09%
1,323,750	Stratasys, Inc.(a)(d)	24,542,325

	Electronic Equipment, Instruments & Components — 3.04%
502,392	Dolby Laboratories, Inc. — Class A(a)	13,785,637
572,800	DTS, Inc.(a)	14,222,624
1,774,462	National Instruments Corp.	40,564,201

		68,572,462

	Internet Software & Services — 6.43%
684,750	Ancestry.com, Inc.(a)	16,091,625
414,950	Cornerstone OnDemand, Inc.(a)	5,203,473
3,342,000	DealerTrack Holdings Inc.(a)(c)(d)	52,369,140
3,299,725	Dice Holdings Inc.(a)	25,803,849
3,130,500	Internap Network Services Corp.(a)(c)(d)	15,402,060
404,000	LogMeIn, Inc.(a)	13,416,840
2,037,600	XO Group, Inc.(a)(c)(d)	16,647,192

		144,934,179

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	IT Services — 2.88%
2,588,533	NeuStar, Inc.(a)	$65,075,720

	Semiconductors & Semiconductor Equipment — 6.53%
1,030,346	Cabot Microelectronics Corp.(a)	35,433,599
2,878,268	MKS Instruments, Inc. (c)(d)	62,487,198
2,342,958	Semtech Corp.(a)	49,436,414

		147,357,211

	Software — 6.46%
875,100	ACI Worldwide, Inc.(a)	24,100,254
941,300	Ariba, Inc.(a)	26,083,423
1,786,492	Manhattan Associates, Inc. (a)(c)(d)	59,097,155
1,390,800	RealD Inc.(a)	13,003,980
502,300	The Ultimate Software Group, Inc.(a)	23,467,456

		145,752,268
	Total Information Technology (Cost $682,544,670)	684,191,281

TOTAL COMMON STOCKS		2,195,975,279
(COST $1,921,890,331)

PREFERRED STOCK — 0.11%
FINANCIALS — 0.11%
	Real Estate Management & Development — 0.11%
96,700	Firstservice Corp.(b)	2,412,665
	Total Financials (Cost $1,738,105)	2,412,665

TOTAL PREFERRED STOCK		2,412,665
(COST $1,738,105)

SHORT TERM INVESTMENT — 2.45%
INVESTMENT COMPANY — 2.45%
55,346,154	Fidelity Institutional Government Portfolio — 0.01%(e)	55,346,154
	Total Investment Company (Cost $55,346,154)	55,346,154

TOTAL SHORT TERM INVESTMENT		55,346,154
(COST $55,346,154)

TOTAL INVESTMENTS — 99.92%		2,253,734,098
(COST $1,978,974,590)

Other Assets in Excess of Liabilities — 0.08%		1,794,103

TOTAL NET ASSETS — 100.00%		$2,255,528,201

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $69,260,469 (3.20% of net assets) at September 30, 2011.
(c)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to $143,226,041 (6.35% of net assets) at September 30, 2011.
(d)

Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of these securities amounted to $665,420,810 (29.50% of net assets) at September 30, 2011. Please see Note 7 for details on affiliate transactions.

(e)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor

Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

                                    [GRAPHIC]
    Statements of Assets and Liabilities

September 30, 2011 (Unaudited)

	Buffalo China Fund	Buffalo Flexible Income Fund	Buffalo Growth Fund
ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$19,825,835	$177,533,987	$454,094,295
Investments in securities of affiliated issuers (Note 7)	—	—	—

Total investments, at cost	$19,825,835	$177,533,987	$454,094,295

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$19,315,829	$187,037,544	$417,640,173
Investments in securities of affiliated issuers (Note 7)	—	—	—

Total investments, at value	19,315,829	187,037,544	417,640,173
Cash:	—	—	—
Cash denominated in foreign currency, at value:(1)	675,352	—	—
Receivables:
Investments sold	—	30,220	1,007,157
Fund shares sold	17,153	831,859	817,062
Dividends	45,078	256,650	299,136
Interest	6	1,328,565	208
Other assets	5,515	17,693	33,617

Total assets	20,058,933	189,502,531	419,797,353

LIABILITIES:
Payables:
Investments purchased	—	983,910	3,416,038
Written Options, at value(2) (Note 8)	—	94,010	—
Fund shares purchased	19,292	49,564	275,625
Management fees	27,900	159,393	322,845
Custodian	5,250	—	—
Accrued expenses	26,012	232	18,008

Total liabilities	78,454	1,287,109	4,032,516

NET ASSETS	$19,980,479	$188,215,422	$415,764,837

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$33,901,218	$177,279,140	$450,843,171
Undistributed (distribution in excess of) net investment income (loss)	205,313	159,362	615,320
Accumulated net realized gain (loss) from investment and foreign currency transactions	(13,616,643)	1,241,570	760,468
Net unrealized appreciation (depreciation) from investments, options and translation of assets and liabilities in foreign currency	(509,409)	9,535,350	(36,454,122)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$19,980,479	$188,215,422	$415,764,837

Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited

Outstanding	3,162,417	17,037,691	18,685,699

NET ASSET VALUE PER SHARE	$6.32	$11.05	$22.25

(1) Cash denominated in foreign currencies, at cost	674,755	—	—

(2) Written options, premiums received	—	125,803	—

The accompanying notes are an integral part of these financial statements.

Buffalo High Yield Fund	Buffalo International Fund	Buffalo Large Cap Fund	Buffalo Micro Cap Fund	Buffalo Mid Cap Fund	Buffalo Science & Technology Fund	Buffalo Small Cap Fund

$213,446,646	$61,033,249	$28,750,060	$27,054,494	$632,460,523	$318,351,399	$1,327,203,372
—	—	—	—	—	—	651,771,218

$213,446,646	$61,033,249	$28,750,060	$27,054,494	$632,460,523	$318,351,399	$1,978,974,590

$211,710,174	$55,086,548	$30,595,116	$28,447,287	$637,904,174	$311,933,004	$1,588,313,288
—	—	—	—	—	—	665,420,810

211,710,174	55,086,548	30,595,116	28,447,287	637,904,174	311,933,004	2,253,734,098
46,485	1,768	—	—	—	—	35,960
—	2,298,030	—	—	—	—	—

1,666,120	—	153,812	105,606	4,272,267	—	7,180,864
509,317	28,982	23,242	17,661	851,007	278,467	3,759,471
182,400	134,486	29,945	8,315	297,940	134,785	618,176
3,770,372	25	11	11	191	98	499
19,341	19,009	11,334	10,159	31,173	20,110	44,648

217,904,209	57,568,848	30,813,460	28,589,039	643,356,752	312,366,464	2,265,373,716

—	—	604,654	—	10,878,153	3,286,652	5,058,269
—	—	—	—	—	—	—
383,056	—	45,200	25,630	959,500	228,396	2,783,748
180,467	50,997	23,611	36,261	544,508	270,838	1,988,912
—	3,037	—	—	—	—	—
2,681	3,577	477	740	10,299	3,096	14,586

566,204	57,611	673,942	62,631	12,392,460	3,788,982	9,845,515

$217,338,005	$57,511,237	$30,139,518	$28,526,408	$630,964,292	$308,577,482	$2,255,528,201

$218,374,446	$68,060,641	$28,012,650	$32,714,878	$604,013,983	$287,426,172	$2,101,086,116
(93,184)	383,171	78,759	(162,038)	(1,132,154)	(677,429)	(6,404,615)
793,215	(4,907,650)	203,053	(5,419,225)	22,638,812	28,247,134	(113,912,808)

(1,736,472)	(6,024,925)	1,845,056	1,392,793	5,443,651	(6,418,395)	274,759,508

$217,338,005	$57,511,237	$30,139,518	$28,526,408	$630,964,292	$308,577,482	$2,255,528,201

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

20,471,735	7,269,070	1,730,293	3,403,706	43,628,979	22,547,390	106,508,675

$10.62	$7.91	$17.42	$8.38	$14.46	$13.69	$21.18

—	2,376,254	—	—	—	—	—

—	—	—	—	—	—	—

    Statements of Operations

For the Period Ended September 30, 2011 (Unaudited)

	BUFFALO CHINA FUND	BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND
INVESTMENT INCOME:
Interest	$50	$2,451,859	$1,208
Dividends:
Dividends from securities of unaffiliated issuers	456,003	1,705,375	2,423,711
Dividends from securities of affiliated issuers (Note 7)	—	—	—
Foreign tax withheld	(36,506)	(12,600)	—

Total investment income	419,547	4,144,634	2,424,919

EXPENSES:
Management fees	191,881	948,299	1,835,472
Custody fees	23,589	—	—
Registration fees	9,926	12,242	24,735
Other	1,052	2,417	18,477

Total expenses	226,448	962,958	1,878,684

Net investment income (loss)	193,099	3,181,676	546,235

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	(3,512,056)	3,688,947	(7,119,020)
Investment transactions of affiliated issuers (Note 7)	—	—	—
Options written (Note 8)	—	195,201	—
Net unrealized appreciation/depreciation during the period on:
Investments	(4,208,377)	(16,046,944)	(63,161,517)
Options written (Note 8)	—	40,574	—

Net realized and unrealized loss on investments	(7,720,433)	(12,122,222)	(70,280,537)

Net decrease in net assets resulting from operations	$(7,527,334)	$(8,940,546)	$(69,734,302)

The accompanying notes are an integral part of these financial statements.

BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND

$7,421,488	$175	$59	$53	$1,488	$949	$5,025

658,220	818,851	185,680	70,298	2,612,504	1,134,221	4,502,359
—	—	—	—	—	—	3,507,294
(19,807)	(87,230)	(2,159)	—	—	—	(12,692)

8,059,901	731,796	183,580	70,351	2,613,992	1,135,170	8,001,986

1,151,199	318,466	158,289	223,914	3,706,369	1,789,465	14,347,358
—	29,729	—	—	—	—	—
23,481	7,179	8,659	7,567	30,408	18,073	32,401
4,180	2,938	795	908	9,369	5,061	26,842

1,178,860	358,312	167,743	232,389	3,746,146	1,812,599	14,406,601

6,881,041	373,484	15,837	(162,038)	(1,132,154)	(677,429)	(6,404,615)

1,103,875	(845,975)	233,849	1,108,561	10,408,905	13,903,019	(38,128,067)
—	—	—	—	—	—	(71,723,545)
—	—	—	—	—	—	—

(17,926,204)	(12,821,088)	(6,384,549)	(6,821,084)	(130,547,147)	(71,216,161)	(591,039,430)
—	—	—	—	—	—	—

(16,822,329)	(13,667,063)	(6,150,700)	(5,712,523)	(120,138,242)	(57,313,142)	(700,891,042)

$(9,941,288)	$(13,293,579)	$(6,134,863)	$(5,874,561)	$(121,270,396)	$(57,990,571)	$(707,295,657)

    Statements of Changes in Net Assets

	BUFFALO CHINA FUND
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
OPERATIONS:
Net investment income	$193,099	$21,363
Net realized gain (loss) from investment transactions	(3,512,056)	624,194
Net unrealized appreciation/depreciation during the period on investments, options and translation of assets and liabilities in foreign currencies	(4,208,377)	1,537,040

Net increase (decrease) in net assets resulting from operations	(7,527,334)	2,182,597

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—
Net realized gain from investment transactions	—	—

Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,878,235	2,258,637
Reinvested dividends and distributions	—	—

Shares issued	3,878,235	2,258,637
Redemptions.	(1,208,168)	(3,469,263)
Redemption fees (Note 5)	658	1,232

Shares repurchased	(1,207,510)	(3,468,031)

Net increase (decrease) from capital share transactions	2,670,725	(1,209,394)

Total increase (decrease) in net assets	(4,856,609)	973,203

NET ASSETS:
Beginning of period	24,837,088	23,863,885

End of period	$19,980,479	$24,837,088

Undistributed (distribution in excess of) net investment income (loss) at end of year	$205,313	$12,214

Fund share transactions:
Shares sold	458,439	273,555
Reinvested dividends and distributions	—	—

	458,439	273,555
Shares repurchased	(146,759)	(421,593)

Net increase (decrease) in fund shares	311,680	(148,038)

The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND		BUFFALO GROWTH FUND		BUFFALO HIGH YIELD FUND		BUFFALO INTERNATIONAL FUND
SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011	SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011	SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011	SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011

$3,181,676	$4,713,249	$546,235	$370,069	$6,881,041	$11,449,046	$373,484	$134,415
3,884,148	(2,167,113)	(7,119,020)	8,318,636	1,103,875	1,462,810	(845,975)	942,040

(16,006,370)	18,975,341	(63,161,517)	14,368,383	(17,926,204)	8,775,851	(12,821,088)	3,874,500

(8,940,546)	21,521,477	(69,734,302)	23,057,088	(9,941,288)	21,687,707	(13,293,579)	4,950,955

(3,149,090)	(4,753,325)	—	(300,984)	(7,245,585)	(11,432,171)	—	(191,360)
—	—	—	(33,240)	—	—	—	—

(3,149,090)	(4,753,325)	—	(334,224)	(7,245,585)	(11,432,171)	—	(191,360)

49,102,103	48,443,139	203,745,085	217,381,671	38,304,330	100,154,279	18,948,830	24,914,244
2,828,795	4,023,966	—	329,292	5,392,440	9,443,498	—	186,402

51,930,898	52,467,105	203,745,085	217,710,963	43,696,770	109,597,777	18,948,830	25,100,646
(36,142,459)	(39,101,323)	(38,412,819)	(25,428,214)	(38,293,854)	(63,187,731)	(2,879,774)	(5,086,965)
62,547	8,091	53,687	20,531	146,204	69,779	566	1,575

(36,079,912)	(39,093,232)	(38,359,132)	(25,407,683)	(38,147,650)	(63,117,952)	(2,879,208)	(5,085,390)

15,850,986	13,373,873	165,385,953	192,303,280	5,549,120	46,479,825	16,069,622	20,015,256

3,761,350	30,142,025	95,651,651	215,026,144	(11,637,753)	56,735,361	2,776,043	24,774,851

184,454,072	154,312,047	320,113,186	105,087,042	228,975,758	172,240,397	54,735,194	29,960,343

$188,215,422	$184,454,072	$415,764,837	$320,113,186	$217,338,005	$228,975,758	$57,511,237	$54,735,194

$159,362	$126,776	$615,320	$69,085	$(93,184)	$271,360	$383,171	$9,687

4,217,927	4,405,997	7,987,585	8,522,208	3,389,804	8,974,477	1,977,665	2,689,245
246,284	374,026	—	13,198	489,500	852,143	—	19,580

4,464,211	4,780,023	7,987,585	8,535,406	3,879,304	9,826,620	1,977,665	2,708,825
(3,115,243)	(3,636,753)	(1,543,630)	(1,098,068)	(3,406,356)	(5,658,433)	(300,906)	(561,381)

1,348,968	1,143,270	6,443,955	7,437,338	472,948	4,168,187	1,676,759	2,147,444

    Statements of Changes in Net Assets

	BUFFALO LARGE CAP FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011
OPERATIONS:
Net investment income (loss)	$15,837	$62,988
Net realized gain (loss) from investment transactions	233,849	1,592,150
Net unrealized appreciation/depreciation during the period on investments, options and translation of assets and liabilities in foreign currencies	(6,384,549)	2,221,397

Net increase (decrease) in net assets resulting from operations	(6,134,863)	3,876,535

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(105,420)
Net realized gain from investment transactions	—	—

Total distributions to shareholders	—	(105,420)

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,397,638	6,388,589
Reinvested dividends and distributions	—	102,763

Shares issued	2,397,638	6,491,352
Redemptions	(2,195,858)	(10,965,044)
Redemption fees (Note 5)	428	9,344

Shares repurchased	(2,195,430)	(10,955,700)

Net increase (decrease) from capital share transactions	202,208	(4,464,348)

Total increase (decrease) in net assets	(5,932,655)	(693,233)

NET ASSETS:
Beginning of period	36,072,173	36,765,406

End of period	$30,139,518	$36,072,173

Undistributed (distribution in excess of) net investment income (loss) at end of year	$78,759	$62,922

Fund share transactions:
Shares sold	118,394	347,239
Reinvested dividends and distributions	—	5,180

	118,394	352,419
Shares repurchased	(108,743)	(608,096)

Net increase (decrease) in fund shares	9,651	(255,677)

The accompanying notes are an integral part of these financial statements.

BUFFALO MICRO CAP FUND		BUFFALO MID CAP FUND		BUFFALO SCIENCE & TECHNOLOGY FUND		BUFFALO SMALL CAP FUND
SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)	PERIOD ENDED MARCH 31, 2011	SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011	SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011	SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)	YEAR ENDED MARCH 31, 2011

$(162,038)	$(207,250)	$(1,132,154)	$(1,387,440)	$(677,429)	$(928,200)	$(6,404,615)	$(11,552,024)
1,108,561	1,609,334	10,408,905	49,571,485	13,903,019	26,128,477	(109,851,612)	33,411,198
(6,821,084)	4,849,150	(130,547,147)	54,610,692	(71,216,161)	29,274,027	(591,039,430)	291,989,378

(5,874,561)	6,251,234	(121,270,396)	102,794,737	(57,990,571)	54,474,304	(707,295,657)	313,848,552

—	—	—	—	—	—	—	—
—	—	—	—	—	(6,266,862)	—	—

—	—	—	—	—	(6,266,862)	—	—

5,533,057	8,090,040	105,620,577	351,595,180	75,201,763	148,397,436	203,909,288	655,390,547
—	—	—	—	—	6,178,654	—	—

5,533,057	8,090,040	105,620,577	351,595,180	75,201,763	154,576,090	203,909,288	655,390,547
(2,453,512)	(5,718,596)	(107,988,876)	(169,807,424)	(72,855,662)	(68,464,417)	(398,601,634)	(743,987,259)
1,935	17,511	15,613	75,456	33,923	54,835	71,478	356,932

(2,451,577)	(5,701,085)	(107,973,263)	(169,731,968)	(72,821,739)	(68,409,582)	(398,530,156)	(743,630,327)

3,081,480	2,388,955	(2,352,686)	181,863,212	2,380,024	86,166,508	(194,620,868)	(88,239,780)

(2,793,081)	8,640,189	(123,623,082)	284,657,949	(55,610,547)	134,373,950	(901,916,525)	225,608,772

31,319,489	22,679,300	754,587,374	469,929,425	364,188,029	229,814,079	3,157,444,726	2,931,835,954

$28,526,408	$31,319,489	$630,964,292	$754,587,374	$308,577,482	$364,188,029	$2,255,528,201	$3,157,444,726

$(162,038)	$—	$(1,132,154)	$—	$(677,429)	$—	$(6,404,615)	$—

592,620	963,524	6,288,340	23,074,130	4,773,288	10,133,391	7,945,009	26,450,201
—	—	—	—	—	405,165	—	—

592,620	963,524	6,288,340	23,074,130	4,773,288	10,538,556	7,945,009	26,450,201
(247,964)	(675,683)	(6,403,127)	(10,894,969)	(4,591,574)	(4,877,586)	(15,483,632)	(30,154,945)

344,656	287,841	(114,787)	12,179,161	181,714	5,660,970	(7,538,623)	(3,704,744)

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO CHINA FUND

Condensed data for a share of capital	FOR THE PERIOD ENDED SEPTEMBER 30,				YEARS ENDED MARCH 31,				FOR THE PERIOD FROM DECEMBER 18, 2006 (COMMENCEMENT OF OPERATIONS) TO
stock outstanding throughout the period.	2011		2011		2010		2009(2)(3)	2008	MARCH 31, 2007

Net asset value, beginning of period	$8.71		$7.96		$4.92		$9.35	$10.53	$10.00

Income from investment operations:
Net investment income (loss)	0.06		0.01		(0.02	)(4)	0.02	0.02	(0.01)
Net gains (losses) on securities (both realized and unrealized)	(2.45)		0.74		3.07		(4.17)	(0.29)	0.54

Total from investment operations	(2.39)		0.75		3.05		(4.15)	(0.27)	0.53

Less distributions:
Dividends from net investment income	—		—		(0.01)		(0.02)	(0.05)	—
Distributions from capital gains	—		—		—		(0.26)	(0.87)	—

Total distributions	—		—		(0.01)		(0.28)	(0.92)	—

Paid-in capital from redemption fees (Note 5)	—	(1)	—	(1)	—	(1)	— (1)	0.01	—	(1)

Net asset value, end of period	$6.32		$8.71		$7.96		$4.92	$9.35	$10.53

Total return*	(27.44%	)	9.42%		61.88%		(45.89% )	(4.47% )	5.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,980		$24,837		$23,864		$14,313	$29,413	$23,396
Ratio of expenses to average net assets**	1.77%		1.75%		1.78%		1.83%	1.72%	2.13%
Ratio of net investment income (loss) to average net assets**	1.51%		0.09%		(0.26%	)	0.24%	0.10%	(0.48%	)
Portfolio turnover rate*	35%		12%		22%		54%	75%	3%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
(2)

Kornitzer Capital Management, Inc. assumed sole management advisory responsibility for Buffalo China Fund effective November 17, 2008. Prior to November 17, 2008, Jayhawk Capital Management, LLC provided sub-advisory services.

(3)	Effective November 17, 2008, the Fund name was changed to Buffalo China Fund. Prior to November 17, 2008, the Fund was known as the Buffalo Jayhawk China Fund.
(4)	Net investment loss per share calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO FLEXIBLE INCOME FUND

Condensed data for a share of capital	FOR THE PERIOD ENDED SEPTEMBER 30,	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2011(2)	2011	2010	2009	2008	2007

Net asset value, beginning of year	$11.76	$10.61	$7.89	$11.38	$11.71	$10.79

Income from investment operations:
Net investment income	0.19	0.33	0.35	0.38	0.36	0.32
Net gains (losses) on securities (both realized and unrealized)	(0.71)	1.15	2.72	(3.49)	0.05	0.92

Total from investment operations	(0.52)	1.48	3.07	(3.11)	0.41	1.24

Less distributions:
Dividends from net investment income	(0.19)	(0.33)	(0.35)	(0.38)	(0.36)	(0.32)
Distributions from capital gains	—	—	—	—	(0.38)	—

Total distributions	(0.19)	(0.33)	(0.35)	(0.38)	(0.74)	(0.32)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$11.05	$11.76	$10.61	$7.89	$11.38	$11.71

Total return*	(4.47% )	14.27%	39.32%	(27.75% )	3.23%	11.67%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$188,215	$184,454	$154,312	$113,692	$166,661	$166,397
Ratio of expenses to average net assets**	1.02%	1.02%	1.03%	1.03%	1.02%	1.03%
Ratio of net investment income to average net assets**	3.36%	2.98%	3.55%	3.85%	2.99%	2.85%
Portfolio turnover rate*	7%	26%	12%	14%	17%	28%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
(2)	Effective July 29, 2011, the Fund name was changed to Buffalo Flexible Income Fund. Prior to July 29, 2011, the Fund was known as the Buffalo Balanced Fund.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO GROWTH FUND

Condensed data for a share of capital	FOR THE PERIOD ENDED SEPTEMBER 30,	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2011	2011	2010(1)	2009	2008	2007

Net asset value, beginning of year	$26.15	$21.87	$14.29	$20.85	$23.15	$21.39

Income from investment operations:
Net investment income	0.03	0.07	0.10	0.10	0.08	0.05
Net gains (losses) on securities (both realized and unrealized)	(3.93)	4.28	7.58	(6.48)	(1.48)	2.45

Total from investment operations	(3.90)	4.35	7.68	(6.38)	(1.40)	2.50

Less distributions:
Dividends from net investment income	—	(0.06)	(0.10)	(0.11)	(0.08)	(0.06)
Distributions from capital gains	—	(0.01)	—	(0.07)	(0.82)	(0.68)
Return of capital	—	—	— (2)	—	—	—

Total distributions	—	(0.07)	(0.10)	(0.18)	(0.90)	(0.74)

Paid-in capital from redemption fees(2) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$22.25	$26.15	$21.87	$14.29	$20.85	$23.15

Total return*	(14.91% )	19.88%	53.80%	(30.70% )	(6.51% )	11.86%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$415,765	$320,113	$105,087	$68,221	$109,792	$75,026
Ratio of expenses to average net assets**	0.92%	0.99%	1.03%	1.05%	1.03%	1.04%
Ratio of net investment income to average net assets**	0.27%	0.27%	0.51%	0.53%	0.37%	0.24%
Portfolio turnover rate*	19%	47%	30%	51%	31%	13%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Effective July 31, 2009, the Fund name was changed to Buffalo Growth Fund. Prior to July 31, 2009, the Fund was known as the Buffalo USA Global Fund.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO HIGH YIELD FUND

Condensed data for a share of capital	FOR THE PERIOD ENDED SEPTEMBER 30,	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2011	2011	2010	2009	2008	2007

Net asset value, beginning of year	$11.45	$10.88	$8.20	$10.40	$11.26	$11.22

Income from investment operations:
Net investment income	0.34	0.64	0.63	0.70	0.65	0.63
Net gains (losses) on securities (both realized and unrealized)	(0.81)	0.56	2.68	(2.10)	(0.81)	0.06

Total from investment operations	(0.47)	1.20	3.31	(1.40)	(0.16)	0.69

Less distributions:
Dividends from net investment income	(0.36)	(0.63)	(0.63)	(0.72)	(0.67)	(0.65)
Distributions from capital gains	—	—	—	(0.08)	(0.03)	—

Total distributions	(0.36)	(0.63)	(0.63)	(0.80)	(0.70)	(0.65)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$10.62	$11.45	$10.88	$8.20	$10.40	$11.26

Total return*	(4.21% )	11.35%	40.96%	(13.64% )	(1.52% )	6.42%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$217,338	$228,976	$172,240	$95,346	$151,176	$181,459
Ratio of expenses to average net assets**	1.02%	1.02%	1.02%	1.03%	1.02%	1.02%
Ratio of net investment income to average net assets**	5.98%	5.75%	6.31%	7.08%	5.71%	5.66%
Portfolio turnover rate*	12%	25%	41%	7%	22%	9%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO INTERNATIONAL FUND

Condensed data for a share of capital	FOR THE PERIOD ENDED SEPTEMBER 30,	YEARS ENDED MARCH 31,			FOR THE PERIOD FROM SEPTEMBER 28, 2007 (COMMENCEMENT OF OPERATIONS) TO
stock outstanding throughout the period.	2011	2011	2010	2009	MARCH 31, 2008

Net asset value, beginning of period	$9.79	$8.70	$5.31	$9.37	$10.00

Income from investment operations:
Net investment income	0.05	0.06	0.05	0.08	0.02
Net gains (losses) on securities (both realized and unrealized)	(1.93)	1.08	3.40	(4.04)	(0.65)

Total from investment operations	(1.88)	1.14	3.45	(3.96)	(0.63)

Less distributions:
Dividends from net investment income	—	(0.05)	(0.05)	(0.06)	—
Distributions from capital gains	—	—	—	(0.01)	—
Return of capital	—	—	(0.01)	(0.03)	—

Total distributions	—	(0.05)	(0.06)	(0.10)	—

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—

Net asset value, end of period	$7.91	$9.79	$8.70	$5.31	$9.37

Total return*	(19.20% )	13.09%	65.00%	(42.76% )	(6.30% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,511	$54,735	$29,960	$13,632	$22,038
Ratio of expenses to average net assets**	1.13%	1.17%	1.22%	1.20%	1.29%
Ratio of net investment income to average net assets**	1.17%	0.38%	0.61%	0.97%	0.39%
Portfolio turnover rate*	17%	35%	38%	26%	11%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO LARGE CAP FUND

Condensed data for a share of capital	FOR THE PERIOD ENDED SEPTEMBER 30,		YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2011	2011	2010	2009	2008	2007

Net asset value, beginning of year	$20.96	$18.60	$11.66	$19.68	$21.59	$19.45

Income from investment operations:
Net investment income	0.01	0.04	0.05	0.04	0.02	—
Net gains (losses) on securities (both realized and unrealized)	(3.55)	2.38	6.93	(6.14)	(1.30)	2.16

Total from investment operations	(3.54)	2.42	6.98	(6.10)	(1.28)	2.16

Less distributions:
Dividends from net investment income.	—	(0.06)	(0.04)	—	(0.02)	(0.02)
Distributions from capital gains	—	—	—	(1.92)	(0.61)	—

Total distributions	—	(0.06)	(0.04)	(1.92)	(0.63)	(0.02)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$17.42	$20.96	$18.60	$11.66	$19.68	$21.59

Total return*	(16.89% )	13.04%	59.85%	(34.35% )	(6.25% )	11.10%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$30,140	$36,072	$36,765	$21,320	$41,513	$52,282
Ratio of expenses to average net assets**	0.95%	1.04%	1.08%	1.09%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets**	0.09%	0.19%	0.35%	0.23%	0.11%	(0.02% )
Portfolio turnover rate*	28%	28%	35%	27%	32%	17%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO MICRO CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE PERIOD ENDED SEPTEMBER 30, 2011	YEARS ENDED MARCH 31,
		2011		2010		2009	2008	2007

Net asset value, beginning of year	$10.24	$8.18		$4.40		$8.45	$13.32	$13.48

Income from investment operations:
Net investment loss	(0.05)	(0.07	)(1)	—		(0.07)	(0.16)	(0.13)
Net gains (losses) on securities (both realized and unrealized)	(1.81)	2.13		3.78		(3.49)	(3.69)	0.66

Total from investment operations	(1.86)	2.06		3.78		(3.56)	(3.85)	0.53

Less distributions from capital gains	—	—		—		(0.49)	(1.02)	(0.69)

Paid-in capital from redemption fees(2) (Note 5)	—	—		—		—	—	—

Net asset value, end of year	$8.38	$10.24		$8.18		$4.40	$8.45	$13.32

Total return*	(18.16% )	25.18%		85.91%		(42.64% )	(30.23% )	4.13%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$28,526	$31,319		$22,679		$14,017	$27,383	$57,449
Ratio of expenses to average net assets**	1.50%	1.53%		1.54%		1.55%	1.50%	1.50%
Ratio of net investment loss to average net assets**	(1.05% )	(0.82%	)	(1.10%	)	(1.01% )	(1.08% )	(0.95% )
Portfolio turnover rate*	16%	30%		28%		31%	34%	38%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO MID CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE PERIOD ENDED SEPTEMBER 30, 2011	YEARS ENDED MARCH 31,
		2011		2010		2009	2008	2007

Net asset value, beginning of year	$17.25	$14.89		$9.27		$12.86	$15.53	$15.46

Income from investment operations:
Net investment loss	(0.03)	(0.04	)(1)	(0.05	)(1)	(0.03)	(0.03)	(0.05)
Net gains (losses) on securities (both realized and unrealized)	(2.76)	2.40		5.67		(3.38)	(1.42)	0.41

Total from investment operations	(2.79)	2.36		5.62		(3.41)	(1.45)	0.36

Less distributions from capital gains	—	—		—		(0.18)	(1.22)	(0.29)

Paid-in capital from redemption fees(2) (Note 5)	—	—		—		—	—	—

Net asset value, end of year	$14.46	$17.25		$14.89		$9.27	$12.86	$15.53

Total return*	(16.17% )	15.85%		60.63%		(26.96% )	(10.60% )	2.41%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$630,964	$754,587		$469,929		$193,720	$380,008	$396,407
Ratio of expenses to average net assets**	1.01%	1.02%		1.02%		1.02%	1.01%	1.02%
Ratio of net investment loss to average net assets**	(0.31% )	(0.23%	)	(0.43%	)	(0.26% )	(0.23% )	(0.32% )
Portfolio turnover rate*	15%	21%		12%		17%	34%	21%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO SCIENCE & TECHNOLOGY FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE PERIOD ENDED SEPTEMBER 30, 2011			YEARS ENDED MARCH 31,
		2011		2010		2009	2008	2007

Net asset value, beginning of year	$16.28	$13.76		$8.55		$11.41	$13.48	$13.68

Income from investment operations:
Net investment loss	(0.03)	(0.05	)(1)	(0.03	)(1)	(0.02)	(0.06)	(0.04)
Net gains (losses) on securities (both realized and unrealized)	(2.56)	2.89		5.24		(2.64)	(1.26)	0.54

Total from investment operations	(2.59)	2.84		5.21		(2.66)	(1.32)	0.50

Less distributions from capital gains	—	(0.32)		—		(0.20)	(0.75)	(0.70)

Paid-in capital from redemption fees(2) (Note 5)	—	—		—		—	—	—

Net asset value, end of year	$13.69	$16.28		$13.76		$8.55	$11.41	$13.48

Total return*	(15.91% )	20.77%		60.94%		(23.85% )	(10.57% )	4.28%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$308,577	$364,188		$229,814		$102,480	$144,851	$152,854
Ratio of expenses to average net assets**	1.01%	1.02%		1.02%		1.03%	1.02%	1.03%
Ratio of net investment loss to average net assets**	(0.38% )	(0.33%	)	(0.22%	)	(0.24% )	(0.39% )	(0.37% )
Portfolio turnover rate*	25%	38%		35%		51%	52%	35%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO SMALL CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE PERIOD ENDED SEPTEMBER 30, 2011			YEARS ENDED MARCH 31,
		2011		2010	2009	2008	2007

Net asset value, beginning of year.	$27.69	$24.90		$16.21	$20.48	$28.00	$28.71

Income from investment operations:
Net investment income (loss)	(0.06)	(0.10	)(1)	(0.01)	0.04	(0.11)	(0.11)
Net gains (losses) on securities (both realized and unrealized)	(6.45)	2.89		8.73	(3.55)	(4.75)	1.44

Total from investment operations	(6.51)	2.79		8.72	(3.51)	(4.86)	1.33

Less dividends and distributions:
Dividends from net investment income	—	—		(0.03)	—	—	—
Distributions from capital gains	—	—		—	(0.76)	(2.66)	(2.04)
Return of capital	—	—		— (2)	—	—	—

Total dividends and distributions	—	—		(0.03)	(0.76)	(2.66)	(2.04)

Paid-in capital from redemption fees(2) (Note 5)	—	—		—	—	—	—

Net asset value, end of year	$21.18	$27.69		$24.90	$16.21	$20.48	$28.00

Total return*	(23.51% )	11.20%		53.80%	(18.00% )	(18.74% )	4.95%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$2,225,528	$3,157,445		$2,931,836	$1,257,265	$1,602,315	$2,112,987
Ratio of expenses to average net assets**	1.00%	1.01%		1.01%	1.01%	1.00%	1.01%
Ratio of net investment income (loss) to average net assets**	(0.45% )	(0.40%	)	(0.51% )	0.22%	(0.41% )	(0.42% )
Portfolio turnover rate*	16%	16%		9%	15%	37%	15%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Notes to Financial Statements

September 30, 2011 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES:

The Buffalo Funds (comprised of the Buffalo China Fund, Buffalo Flexible Income Fund (formerly Buffalo Balanced Fund), Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Small Cap Fund) (the “Funds”), are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION — Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2011, the Buffalo High Yield Fund held one fair valued security with a market value of $0 or 0% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo China Fund and the Buffalo International Fund use a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

In accordance with FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 — Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described above and in Note 9 — Foreign Investment Risks, to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of September 30, 2011. These assets are measured on a recurring basis.

BUFFALO CHINA FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Consumer Discretionary	$476,375	$2,839,069	$—	$3,315,444
Consumer Staples	300,439	1,096,747	—	1,397,186
Energy	3,487,326	—	—	3,487,326
Financials	2,671,216	—	—	2,671,216
Health Care	702,756	—	—	702,756
Industrials	1,140,769	—	—	1,140,769
Information Technology	438,847	320,032	—	758,879
Materials	1,322,100	304,605	—	1,626,705
Telecommunication Services	1,818,832	1,094,834	—	2,913,666
Utilities	690,759	—	—	690,759
Short Term Investment	611,123	—	—	611,123

Total*	$13,660,542	$5,655,287	$—	$19,315,829

THE BUFFALO FLEXIBLE INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$108,762,637	$—	$—	$108,762,637
Convertible Bonds	—	895,000	—	895,000
Corporate Bonds	—	64,991,893	—	64,991,893
Short Term Investment	12,388,014	—	—	12,388,014

Total*	$121,150,651	$65,886,893	$—	$187,037,544

Written Options	(94,010)	—	—	(94,010)

THE BUFFALO GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$391,977,410	$—	$—	$391,977,410
Short Term Investment	25,662,763	—	—	25,662,763

Total*	$417,640,173	$—	$—	$417,640,173

THE BUFFALO HIGH YIELD FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$9,175,001	$—	$—	$9,175,001
Convertible Preferred Stocks
Consumer Discretionary	2,055,125	—		2,055,125
Financials	—	3,306,863		3,306,863
Health Care	—	2,072,500	—	2,072,500
Preferred Stocks
Financials	3,118,750	2,118,750	—	5,237,500
Convertible Bonds	—	21,736,525	—	21,736,525
Corporate Bonds	—	155,209,840	—	155,209,840
Short Term Investment	12,916,820	—	—	12,916,820

Total*	$27,265,696	$184,444,478	$—	$211,710,174

    Notes to Financial Statements

September 30, 2011 (Unaudited)

(Continued)

THE BUFFALO INTERNATIONAL FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Bermuda	$—	$2,129,979	$—	$2,129,979
Brazil	3,886,256	—	—	3,886,256
Cayman Islands	2,228,902	1,197,086	—	3,425,988
Chile	836,730	—	—	836,730
China	1,114,392	—	—	1,114,392
France	—	5,420,358	—	5,420,358
Germany	1,284,843	5,654,071	—	6,938,914
Hong Kong	—	3,116,102	—	3,116,102
India	843,340	—	—	843,340
Israel	1,116,600	—	—	1,116,600
Italy	—	279,460	—	279,460
Japan	—	1,231,565	—	1,231,565
Luxembourg	—	1,185,856	—	1,185,856
Malaysia	—	1,161,112	—	1,161,112
Mexico	454,848	—	—	454,848
Netherlands	1,696,541	—	—	1,696,541
Norway	—	463,325	—	463,325
Singapore	526,614	1,387,897	—	1,914,511
Spain	—	213,413	—	213,413
Sweden	482,275	—	—	482,275
Switzerland	1,691,011	4,545,148	—	6,236,159
Taiwan	963,332	—	—	963,332
United Kingdom	1,622,599	3,376,850	—	4,999,449
United States	279,702	—	—	279,702
Preferred Stocks	1,950,981	—	—	1,950,981
Short Term Investment	2,745,360	—	—	2,745,360

Total*	$23,724,326	$31,362,222	$—	$55,086,548

THE LARGE CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$29,217,506			$29,217,506
Short Term Investment	1,377,610	—	—	1,377,610

Total*	$30,595,116	$—	$—	30,595,116

THE BUFFALO MICRO CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$27,305,799	$—	$—	$27,305,799
Short Term Investment	1,141,488	—	—	1,141,488

Total*	$28,447,287	$—	$—	$28,447,287

THE BUFFALO MID CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$613,078,366	$—	$—	$613,078,366
Short Term Investment	24,825,808	—	—	24,825,808

Total*	$637,904,174	$—	$—	$637,904,174

THE BUFFALO SCIENCE & TECHNOLOGY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$300,490,720	$—	$—	$300,490,720
Short Term Investment	11,442,284	—	—	11,442,284

Total*	$311,933,004	$—	$—	$311,933,004

THE BUFFALO SMALL CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	2,195,975,279	—	—	2,195,975,279
Preferred Stocks	2,412,665	—	—	2,412,665
Short Term Investment	55,346,154	—	—	55,346,154

Total*	2,253,734,098	—	—	2,253,734,098

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo China Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2011:

FAIR VALUE MEASUREMENT USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	INVESTMENTS IN SECURITIES PERIOD ENDED SEPTEMBER 30, 2011
Fair Value as of 3/31/2011	$— **
Total unrealized gain (losses) included in earnings	—
Realized gain included in earnings	—
Realized losses included in earnings	(3,565,820)
Purchases	—
Sales	(7,810)
Issuance	—
Settlements	—
Transfer into Level 3	3,573,630

Fair Value as of 9/30/2011	$—

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

**	Investment was valued at $0 based on unobservable inputs as of March 31, 2011. The security was no longer held in the Fund at September 30, 2011.

The following is a reconciliation of the Buffalo High Yield Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2011:

FAIR VALUE MEASUREMENT USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	INVESTMENTS IN SECURITIES PERIOD ENDED SEPTEMBER 30, 2011
Fair Value as of 3/31/2011	$—	**
Total unrealized gain (losses) included in earnings	—
Realized gain included in earnings	—
Realized losses included in earnings	—
Purchases	—
Sales	—
Issuance	—
Settlements	—
Transfer in and/or out of Level 3	—

Fair Value as of 9/30/2011	$—	**

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

**	Investment was valued at $0 based on unobservable inputs as of March 31, 2011 and September 30, 2011. There was no change in value in the investment(s) during the period ended September 30, 2011.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Small Cap Fund, as compared to their classification from the most recent annual report. At March 31, 2011, the securities in the Buffalo China Fund and the Buffalo International Fund were not adjusted using factors provided by the fair value vendor. At September 30, 2011, the securities in the Buffalo China Fund and the Buffalo International Fund were adjusted using factors provided by the fair value vendor. The following transfers between Levels 1 and Level 2 were the result of using that factor on September 30, 2011:

FUND	MARKET VALUE LEVEL 1 TO LEVEL 2
Buffalo China Fund	5,655,287
Buffalo International Fund	31,362,222

B. FEDERAL INCOME TAXES — Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. Therefore, no federal income tax provision has been provided.

The Funds have analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Open tax years include the tax years ended March 31, 2008 through March 31, 2011. The Funds have no examination in progress.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2011. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for

    Notes to Financial Statements

September 30, 2011 (Unaudited)

(Continued)

foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of post October and wash sale losses.

E. USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

F. FOREIGN CURRENCY TRANSLATION — Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

G. PURCHASED AND WRITTEN OPTION CONTRACTS — Certain of the Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which a Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value. The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Funds’ investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds. See Note 8 for written option activity.

H. INDEMNIFICATIONS — Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

I. RECENT ACCOUNTING PRONOUNCEMENT — In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 requires additional disclosures regarding fair value measurements. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years at which time, the Funds will need to disclose the following:

1.	The amounts of any transfers between Level 1 and Level 2 and the reason for those transfers, and
2.	For level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between the inputs.

Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company’s financial statements.

2. FEDERAL TAX MATTERS:

The tax character of distributions paid during the six months ended September 30, 2011 and the year ended March 31, 2011 was as follows:

	PERIOD ENDED SEPTEMBER 30, 2011		YEAR ENDED MARCH 31, 2011
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS*	ORDINARY INCOME	LONG-TERM CAPITAL GAINS*
Buffalo China Fund	—	—	—	—
Buffalo Flexible Income Fund	3,149,090	—	4,753,325	—
Buffalo Growth Fund	—	—	300,984	33,240
Buffalo High Yield Fund	7,245,585	—	11,432,171	—
Buffalo International Fund	—	—	191,360	—
Buffalo Large Cap Fund	—	—	105,420	—
Buffalo Micro Cap Fund	—	—	—	—
Buffalo Mid Cap Fund	—	—	—	—
Buffalo Science & Technology Fund	—	—	—	6,266,862
Buffalo Small Cap Fund	—	—	—	—

*	The Funds designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3)(c), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

Total distributions paid differ from the Statements of Changes in Net Assets due primarily to the recharacterization of short-term capital gain distributions to ordinary distributions for tax purposes.

As of March 31, 2011, the components of accumulated earnings (losses) for income tax purposes were as follows:

	BUFFALO CHINA FUND	BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND
Tax cost of Investments(a)	$20,596,567	$159,587,108	$301,343,332	$208,409,922	$46,886,759

Unrealized Appreciation	8,557,824	30,439,264	33,033,912	19,003,732	8,450,800
Unrealized Depreciation	(5,018,212)	(6,015,754)	(6,384,337)	(3,440,863)	(1,771,739)

Net unrealized appreciation	3,539,612	24,423,510	26,649,575	15,562,869	6,679,061

Undistributed Ordinary Income	13,344	157,867	1,721,703	898,223	9,687
Undistributed Long Term Capital Gain	—	—	6,284,690	—	—

Distributable earnings	13,344	157,867	8,006,393	898,223	9,687

Other accumulated loss	(9,946,361)	(1,555,459)	—	(310,660)	(3,944,573)

Total accumulated gain/(loss)	(6,393,405)	23,025,918	34,655,968	16,150,432	2,744,175

	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND
Tax cost of Investments(a)	$27,361,605	$23,208,132	$621,052,843	$308,031,932	$2,290,764,207

Unrealized Appreciation	9,051,005	9,606,325	164,670,200	74,049,922	1,059,764,475
Unrealized Depreciation	(833,844)	(1,421,592)	(29,029,914)	(9,646,350)	(194,527,008)

Net unrealized appreciation	8,217,161	8,184,733	135,640,286	64,403,572	865,237,467

Undistributed Ordinary Income	62,922	—	—	2,035,568	—
Undistributed Long Term Capital Gain	201,891	—	12,580,419	12,702,741	5,877,964

Distributable earnings	264,813	—	12,580,419	14,738,309	5,877,964

Other accumulated loss	(220,243)	(6,498,642)	—	—	(9,377,689)

Total accumulated gain	8,261,731	1,686,091	148,220,705	79,141,881	861,737,742

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, premium amorization and Trust Preferred Instrument & Contingent Payment Debt Instrument adjustments.

(a)	Represents cost for federal income tax purposes and may differ from the cost for financial reporting purposes.

    Notes to Financial Statements

September 30, 2011 (Unaudited)

(Continued)

The Buffalo Funds utilized the amounts below of prior year capital loss carryover in the current year. As of March 31, 2011, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

	CAPITAL LOSS CARRYOVER UTILIZED	CAPITAL LOSS CARRYOVER	EXPIRES
Buffalo China Fund	—	(1,307,508)	3/31/2017
		(7,794,631)	3/31/2018
		(843,515)	3/31/2019
Buffalo Flexible Income Fund	$—	$(261,035)	3/31/2017
		(57,091)	3/31/2018
		(428,749)	3/31/2019
Buffalo Growth Fund	345,491	—
Buffalo High Yield Fund	1,305,955	(310,660)	3/31/2018
Buffalo International Fund	624,653	(970,960)	3/31/2017
		(2,976,289)	3/31/2018
Buffalo Large Cap Fund	1,615,733	—
Buffalo Micro Cap Fund	851,647	(1,070,434)	3/31/2017
		(5,428,208)	3/31/2018
Buffalo Mid Cap Fund	36,991,066	—
Buffalo Science & Technology Fund	4,185,642	—
Buffalo Small Cap Fund	36,783,691	—

At March 31, 2011, the following Funds deferred, on a tax basis, post-October losses of:

Buffalo Flexible Income Fund	$799,804
Buffalo China Fund	$1,130

Buffalo Large Cap Fund	$220,243
Buffalo Small Cap Fund	$9,377,689

For the year ended March 31, 2011, the Buffalo International Fund and the Buffalo China Fund earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

BUFFALO CHINA FUND
COUNTRY	GROSS DIVIDEND	TAXES WITHHELD
Bermuda	$30,081	$—
Cayman Islands	71,229	—
China	277,404	26,447
Hong Kong	99,741	8,936

Total	$478,455	$35,383

BUFFALO INTERNATIONAL FUND
COUNTRY	GROSS DIVIDEND	TAXES WITHHELD
Austria	$4,909	$736
Bermuda	67,825	—
Brazil	132,469	17,621
Cayman Islands	20,783	—
Chile	13,370	4,680
China	9,740	910
France	41,707	6,120
Germany	33,727	5,552
Great Britain	63,513	—
Hong Kong	21,915	—
India	5,235	434
Indonesia.	917	138
Israel	11,255	707
Japan	20,161	1,411
Luxembourg	42,000	6,300
Mexico	5,149	—
Netherlands	17,508	2,626
Norway	4,376	656
Singapore	4,574	—
Spain	4,319	648
Sweden	14,332	2,233
Switzerland	41,973	5,864
Taiwan	25,338	5,068

Total	$607,095	$61,704

3. RELATED PARTY TRANSACTIONS:

Management fees are paid to Kornitzer Capital Management, Inc. (“KCM”) at the rate of 1.00% per annum of the average daily net asset values of the Funds, except for the Buffalo China Fund, Buffalo Micro Cap Fund, Buffalo Growth Fund and Buffalo Large Cap Fund which have a management fee rate of 1.50%, 1.45%, 0.90% and 0.90%, respectively. The management fees are for services which include the costs of all management, supervisory and administrative services required in the normal operation of the Funds.

This includes investment management and supervision; fees of the custodian (except for the additional cost of maintaining custody of assets in foreign jurisdictions, when compared to domestic custody costs), independent registered public accounting firm and legal counsel; fees and expenses of officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration. Pursuant to a Master Services Agreement with U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), KCM pays U.S. Bancorp a fee of 30/100 of 1% (0.30%) of each Fund’s average daily net assets out of the fees KCM receives from the Funds, except for the Buffalo Growth Fund and the Buffalo Large Cap Fund, where U.S. Bancorp receives 25/100 of 1% (0.25%). U.S. Bancorp provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of U.S. Bancorp.

The management fees do not include the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and their shares, insurance, certain trustee expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. Certain officers and a trustee of the Funds are also officers and/or directors of KCM.

A trustee of the Funds is affiliated with U.S. Bancorp and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds, as described above.

4. AGGREGATE COMPENSATION TO TRUSTEES:

The Funds do not directly compensate any of their trustees. U.S. Bancorp pays trustee fees to non-interested Board members from its share of the management fee that it receives from KCM. The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Boards for the six months ended September 30, 2011 was $115,250. Interested trustees who are affiliated with either KCM or the Funds’ service providers do not receive any compensation from the Funds, but are compensated directly by the advisor or service provider in connection with their employment with those entities.

5. REDEMPTION FEE:

Shares of the Buffalo Flexible Income Fund, Buffalo International Fund, Buffalo China Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Growth Fund sold or exchanged within 60 days of their purchase and shares of the Buffalo High Yield Fund, Buffalo Micro Cap Fund and Buffalo Small Cap Fund sold or exchanged within 180 days of their purchase are subject to a redemption fee of 2.00% of the value of the shares sold or exchanged. The Funds will employ the “first in, first out” method to calculate the 60-day or 180-day holding period. The redemption fee is retained by the Funds and will help pay transaction and tax costs that long-term investors may bear when the Funds realize capital gains as a result of selling securities to meet investor redemptions.

6. INVESTMENT TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September 30, 2011, were as follows:

	BUFFALO CHINA FUND	BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND
Purchases	$10,569,231	$50,212,953	$231,108,380	$33,856,502	$23,166,875
Proceeds from Sales	$8,204,619	$10,497,050	$73,337,410	$25,018,160	$9,676,255
	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND
Purchases	$10,432,634	$7,510,621	$139,302,766	$98,958,290	$454,237,020
Proceeds from Sales	$9,701,558	$4,926,018	$109,301,733	$84,259,218	$506,255,974

There were no purchases or sales of long-term U.S. government securities for any Funds during the six months ended September 30, 2011.

    Notes to Financial Statements

September 30, 2011 (Unaudited)

(Continued)

7. TRANSACTIONS WITH AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of September 30, 2011 amounted to $665,420,810, representing 29.50% of net assets. There were no affiliated companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at September 30, 2011 or was an affiliate during the six months ended September 30, 2011 is as follows:

	ALIGN TECHNOLOGY, INC.	AMERISTAR CASINOS, INC.**	ATHENAHEALTH INC.	CABOT MICROELECTRONICS CORP.	CAREER EDUCATION CORP.**	COLDWATER CREEK, INC.	CORINTHIAN COLLEGES, INC.	THE CORPORATE EXECUTIVE BOARD CO.
March 31, 2011 Balance
Shares	5,344,525	—	1,863,300	1,359,346	—	6,937,300	7,117,865	2,582,860
Cost	$66,543,681	$—	$54,878,782	$39,829,631	$—	$53,634,537	$94,852,258	$50,126,033
Gross Additions
Shares	—	—	—	—	—	—	—	—
Cost	$—	$—	$—	$—	$—	$—	$—	$—
Gross Deductions
Shares	—	1,232,444	113,950	197,096	—	2,310,250	2,878,515	—
Cost	$—	$21,789,647	$4,252,226	$6,071,788	$—	$27,072,826	$43,147,718	$—
September 30, 2011 Balance
Shares	5,344,525	—	—	—	3,816,300	—	—	2,582,860
Cost	$66,543,681	$—	$—	$—	$86,334,089	$—	$—	$50,126,033

Realized gain (loss)	$—	$49,176	$2,251,368	$3,728,734	$—	$(23,504,925)	$(37,768,279)	$—

Investment income	$—	$571,587	$—	$—	$—	$—	$—	$774,858

	DEALERTRACK HOLDINGS INC.	FORMFACTOR, INC.	INTERNAP NETWORK SERVICES CORP.	LIFE TIME FITNESS, INC.	MANHATTAN ASSOCIATES, INC.	MKS INSTRUMENTS, INC.
March 31, 2011 Balance
Shares	3,342,000	3,215,725	2,767,000	2,593,950	1,854,492	3,266,068
Cost	$55,972,808	$53,967,198	$42,868,707	$54,203,086	$36,681,449	$60,490,590
Gross Additions
Shares	—	—	363,500	—	—	—
Cost	$—	$—	$2,557,388	$—	$—	$—
Gross Deductions
Shares	—	683,325	—	366,750	68,000	387,800
Cost	$—	$17,730,640	$—	$16,038,273	$1,841,119	$9,274,299
September 30, 2011 Balance
Shares	3,342,000	—	3,130,500	2,227,200	1,786,492	2,878,268
Cost	$55,972,808	$—	$45,426,095	$38,164,813	$34,840,330	$51,216,291

Realized gain (loss)	$—	$(11,694,422)	$—	$(2,665,602)	$556,198	$2,791,330

Investment income	$—	$—	$—	$—	$—	$863,480

	OXFORD INDUSTRIES, INC.	P.F. CHANG’S CHINA BISTRO, INC.	STRATASYS INC	UNIVERSAL TECHNICAL INSTITUTE, INC.****	WMS INDUSTRIES, INC.**	XO GROUP, INC.***	TOTAL
March 31, 2011 Balance
Shares	1,008,225	2,250,500	—	1,240,000	—	2,037,600	—
Cost	$26,636,601	$78,881,641	$—	$18,091,918	$—	$33,497,552	$821,156,472
Gross Additions
Shares	—	—	211,300	—	585,500	—	—
Cost	$—	$—	$4,972,382	$—	$19,587,900	$—	$27,117,669
Gross Deductions
Shares	—	332,500	—	—	—	—	—
Cost	$—	$14,933,521	$—	$—	$—	$—	$162,152,055
September 30, 2011 Balance
Shares	1,008,225	1,918,000	1,323,750	—	3,304,525	2,037,600	—
Cost	$26,636,601	$63,948,120	$38,322,219	$—	$60,742,586	$33,497,552	$651,771,218

Realized gain (loss)	$—	$(5,467,123)	$—	$—	$—	$—	$(71,723,545)

Investment income	$262,139	$1,035,230	$—	$—	$—	$—	$3,507,294

*	As a result of the Buffalo Small Cap Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.
**	Security is an affiliate due to appreciation in market value
***	The Knot, Inc. became XO Group, Inc. on 6/28/2011
****	Security no longer an affiliate due to an increase in the outstanding shares of issuing company

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of a Stock’s outstanding securities).

8. OPTIONS WRITTEN:

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the six months ended September 30, 2011.

For additional information regarding derivative instruments and hedging activities of the Buffalo Flexible Income Fund please refer to Note 1.G to understand how and why the Buffalo Flexible Income Fund uses derivatives.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the six months ended September 30, 2011 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, beginning of period	350	$8,970
Options written	8,642	313,246
Options terminated in closing transaction	—	—
Options exercised	(25)	(1,212)
Options expired	(5,074)	(195,201)

Outstanding, end of period	3,893	$125,803

The following is a summary of the location of derivative investments on the Buffalo Flexible Income Fund’s Statement of Assets and Liabilities as of September 30, 2011:

LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVE INVESTMENT TYPE	LIABILITY DERIVATIVES	FAIR VALUE
Options — equity contracts	Written options, at value	$94,010

The following is a summary of the location of derivative investments, realized gain (loss) on derivative instruments recognized and change in unrealized gain (loss) on derivative instruments recognized on the Buffalo Flexible Income Fund’s Statement of Operations for the six months ended September 30, 2011:

DERIVATIVE INVESTMENT TYPE	LOCATION OF GAIN (LOSS) ON DERIVATIVES	REALIZED GAIN ON DERIVATIVE INVESTMENTS	UNREALIZED GAIN ON DERIVATIVE INVESTMENTS
Options — equity contracts	Net realized gain (loss) from options written	$195,201	$40,574

    Notes to Financial Statements

September 30, 2011 (Unaudited)

(Continued)

9. FOREIGN INVESTMENT RISK:

When the Buffalo China Fund or the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo China Fund and the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings and your investment. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo China Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo China Fund’s assets at risk of total loss.

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

10. SUBSEQUENT EVENTS:

Management has evaluated the events and transactions after September 30, 2011 and determined that there were no significant subsequent events that would require adjustment of the financial statements or additional disclosures.

This report has been prepared for the information of the shareholders of the Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Buffalo Funds c/o U.S. Bancorp Fund Services, LLC, 1-800-49-BUFFALO or at www.buffalofunds.com.

    Notice to Shareholders

September 30, 2011

A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Buffalo Funds have adopted proxy voting policies and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment advisor, the authority to vote proxies. A description of the Buffalo Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

    Privacy Policy

This Privacy Policy has been adopted by the Buffalo Funds. The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

This Privacy Policy has also been adopted by KCM, an investment advisor registered with the Securities and Exchange Commission that serves as the investment advisor and manager of the Funds.

The Funds and the Advisor are collectively referred to as the “Companies,” “we,” “our” or “us.” As a part of providing you services and products we collect non-public personally identifiable information (“Personal Information”) about you. Some of this is information you provide and some is obtained from other sources. In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information. Please read the Privacy Policy carefully. It has information about our policies for the collection, use, disclosure, and protection of your Personal Information. If you have any questions, you can obtain additional information from the following:

Buffalo Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701 1-800-492-8332 www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy. As methods of doing business change, we reflect any applicable changes in our Privacy Policy. If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below. These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you. The Personal Information we collect will vary depending upon the product or service you select.

The following is a general list of the Personal Information. Not all of the Personal Information will be collected every time you do business with us.

Personal Information

•	Name

•	Address

•	Birthdate

•	Phone number

•	Social Security Number

•	E-mail address

•	Product-Related Personal Information

•	Product Activity History (things you have done with your mutual funds such as deposits, transfers, redemptions, etc.)

GENERAL PRIVACY PROCESSES

How do we collect Personal Information?

We use a variety of methods to collect Personal Information. We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions. We also collect Personal Information from our web site and through other electronic means. We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution. In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf. This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us. If we do not share the Personal Information, we cannot provide you the product or service you requested. In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

    Privacy Policy

(Continued)

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with: 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution. In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate. Examples of this are to: members of your family; registered investment advisors, attorneys and CPAs who you have retained to advise you in a transaction; and persons whom you have designated to represent you in dealings with us.

What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes. We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review. Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available. If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records. If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

BUFFALO FUNDS
1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer has reviewed and evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, the Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certifications required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REGISTRANT: BUFFALO FUNDS

By	/S/ KENT W. GASAWAY
Kent W. Gasaway, President and Treasurer
Date	11/30/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/S/ KENT W. GASAWAY
Kent W. Gasaway, President and Treasurer
Date	11/30/2011